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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10223

ING Senior Income Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2005

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2005

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT
August 31, 2005

Table of Contents

Portfolio Managers’ Report	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statements of Changes in Net Assets	11

Statement of Cash Flows	12

Financial Highlights	13

Notes to Financial Statements	15

Additional Information	24

Portfolio of Investments	25

Advisory Contract Approval Discussion	55

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ING Senior Income Fund

 PORTFOLIO MANAGERS’ REPORT

Dear Shareholders:

ING Senior Income Fund (the “Fund”) is a diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2005
Net Assets	$2,047,781,542
Total Assets	$2,389,528,841
Assets Invested in Senior Loans	$2,344,265,260
Senior Loans Represented	495
Average Amount Outstanding per Loan	$4,735,889
Industries Represented	39
Average Loan Amount per Industry	$60,109,366
Portfolio Turnover Rate (YTD)	35%
Weighted Average Days to Interest Rate Reset	40
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets	10.5%

PERFORMANCE SUMMARY

During the six months ended August 31, 2005, the Fund’s Class A and Q shares each distributed total dividends from income of $0.36, resulting in an average annualized distribution rate of 5.02%(1) and 5.04%(1), respectively. During the same period, the Fund’s Class B and Class C shares each distributed total dividends from income of $0.32, resulting in an average annualized distribution rate of 4.53%(1) for Class B shares and 4.52%(1) for Class C shares.

The Fund’s total return for the six months ended August 31, 2005, for each of the share classes, excluding sales charges, ranged from 2.23% on Class A, 1.96% on Class B and Class C and 2.22% on Class Q. The Fund ran slightly behind the S&P/LSTA Leveraged Loan Index, which returned 2.52%.

MARKET OVERVIEW

Following a modest correction earlier in the year, the non-investment grade (“leveraged”, or “senior”) loan market during the most recent quarter regained virtually all ground lost during the previous period. Downside volatility that developed in the wake of the General Motors and Ford downgrades in May was quickly supplanted by the resurgence of demand for floating rate assets as the Federal Reserve marches forward in its quest to find the so-called “equilibrium” Fed Funds rate (i.e., the point at which prevailing short-term interest rates neither stimulate nor dampen economic growth). As buying interest reignited, secondary loan prices ended the quarter near their year-to-date highs and new issue credit spreads tightened in response. In short, the market during the most recent quarter looked remarkably like it did six months ago. One important catalyst to the continuing demand for senior loans remains a still relatively upbeat outlook for the U.S. economy at large, and non-investment grade credit conditions, specifically. At the end of August, the lagging twelve-month default (by number of loans) rate stood at 1.51%, up from the cyclical trough of 0.92% (May 2004), but still comfortably below the historical average. While the longer-term impact on growth attributable to the devastation brought on by hurricanes Katrina and Rita remains to be seen, the underlying strength of the economy continues to surprise even the most skeptical observer. According to Standard & Poor’s, the U.S. economy should continue to expand for the balance of 2005 and 2006, albeit at a moderately slower pace as a result of dislocations stemming from the storms. Continued economic growth, combined with measured increases in short-term interest rates, bodes well for credit conditions and loan valuations going forward.

(1)              The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund’s average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

ING Senior Income Fund

 PORTFOLIO MANAGERS’ REPORT (continued)

PORTFOLIO OVERVIEW

Individual loan positioning was the most significant contributor to results for the quarter. The Fund held positions in four of the top five individual contributors during the quarter (three of which resided in the Fund’s top five), and held only one of the lowest contributors (due to repricing activity, not credit deterioration). Sector positioning had a more moderate impact, but still proved positive. One notable change in sector rankings during the period under review was an increase in oil and gas (to 5.5% of total assets, from 3.0% at prior year-end). We remain constructive on this sector given supply demand dynamics and the generally predictable revenue and cash flow profile of companies that operate in this industry. Sectors the Fund continues to underweight and/or avoid include automotive suppliers and steel producers (the latter not material as a percentage of total assets). The auto sector (3.6% of total assets at quarter end, but significantly less if only traditional parts suppliers are included) remains plagued by declining unit volumes and excess capacity, lack of pricing power, and what could prove to be a losing battle with legacy liabilities such as pension costs. Generally speaking, we intend to steer clear of these industries until we see some visibility as to the resolution of some of these key issues.

TOP TEN SENIOR LOAN ISSUERS
AS OF AUGUST 31, 2005
AS A PERCENTAGE OF:
	TOTAL	NET
	ASSETS	ASSETS
Charter Communications Operating, LLC	2.6%	3.0%
General Growth Properties, Inc.	2.0%	2.3%
Metro-Goldwyn-Mayer Studios, Inc.	1.6%	1.9%
Sungard Data Systems, Inc.	1.4%	1.6%
Community Health Systems, Inc.	1.4%	1.6%
Olympus Cable Holdings, LLC	1.2%	1.5%
Davita, Inc.	1.2%	1.4%
El Paso Corporation	1.1%	1.3%
Reliant Energy Resources Corporation	1.1%	1.3%
Fidelity National InformationSolutions, Inc.	1.1%	1.3%

Portfolio holdings are subject to change daily.

TOP TEN INDUSTRY SECTORS AS OF
AUGUST 31, 2005 AS A
PERCENTAGE OF:
	TOTAL	NET
	ASSETS	ASSETS
North American Cable	9.0%	10.5%
Healthcare, Education and Childcare	8.5%	10.0%
Buildings and Real Estate	6.1%	7.2%
Chemicals, Plastics and Rubber	5.9%	6.9%
Oil and Gas	5.5%	6.4%
Printing and Publishing	5.3%	6.2%
Utilities	4.6%	5.4%
Leisure, Amusement, Entertainment	4.2%	4.9%
Containers, Packaging and Glass	4.1%	4.8%
Automobile	3.6%	4.2%

Portfolio holdings are subject to change daily.

The Fund remains well diversified. As of August 31, 2005, the average individual loan position represented approximately 0.20% of total assets, while the average industry sector accounted for roughly 2.52%. Both measures are slightly below their respective levels at the end of the last quarter.

USE OF LEVERAGE

The Fund seeks to prudently utilize financial leverage in order to increase the yield to shareholders. As of August 31, 2005, the Fund had $252 million outstanding under a $750 million revolving credit facility.

ING Senior Income Fund

 PORTFOLIO MANAGERS’ REPORT (continued)

OUTLOOK

While several unknowns cloud the near-term horizon, we expect the loan market to finish out the year in solid fashion. On a macro scale, only with the passage of time will we know if the fallout from the gulf storms, particularly the impact of higher energy prices on consumer behavior and input prices, will override the constructive effects of what is expected to be a rebuilding endeavor of historic proportions. The stimulus provided by such a reconstruction effort could propel economic growth well into the foreseeable future. Specific to the loan market, investor sentiment remains decidedly positive, buoyed by a favorable near-term default outlook and the consensus view that short-term rates will continue to grind higher, at least over the near-term. While we share these views, we also remain concerned about increasingly aggressive loan structures and the potential for further erosion in credit spreads brought on by unmet demand for floating rate loans. As such, we continue to avoid transactions that are simply not priced in accordance with the underlying risk. Our strategy remains centered on delivering strong long-term risk-adjusted returns.

Investment Types
as of August 31, 2005
(as a percent of total investments)

Jeffrey A. Bakalar	Daniel A. Norman
Senior Vice President	Senior Vice President
Senior Portfolio Manager	Senior Portfolio Manager
ING Investment Management Co.	ING Investment Management Co.

ING Senior Income Fund

 PORTFOLIO MANAGERS’ REPORT (continued)

	Average Annual Total Returns for the Periods Ended August 31, 2005
	1 Year	3 Year	April 2, 2001	December 15, 2000
Including Sales Charge:
Class A(1)	(0.01)%	4.80%	5.07%	—
Class B(2)	1.45%	5.35%	4.92%	—
Class C(3)	3.44%	5.96%	5.13%	—
Class Q	4.91%	6.44%	—	5.57%
Excluding Sales Charge:
Class A	4.97%	6.52%	5.67%	—
Class B	4.45%	5.94%	5.11%	—
Class C	4.44%	5.96%	5.13%	—
Class Q	4.91%	6.44%	—	5.57%
S&P/LSTA Leveraged Loan Index(4)	5.27%	6.67%	5.06%	5.27%

The table above illustrates the total return of ING Senior Income Fund against the S&P/LSTA Leveraged Loan Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     Reflects deduction of the maximum Class A sales charge of 2.50%. There is no front-end sales charge if you purchase Class A Common Shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% EWC if they are repurchased by the Fund within one year of purchase.

(2)     Class B maximum Early Withdrawal Charge (“EWC”) is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter.

(3)     Class C maximum EWC is 1% for the first year.

(4)     Source: S&P/Loan Syndication Trading Association. The S&P/LSTA Leveraged Loan Index (“LLI”) is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s and the Loan Syndications & Trading Association (“LSTA”) conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from March 31, 2001 for Class A, B and C and from December 31, 2000 for Class Q.

ING Senior Income Fund

 PORTFOLIO MANAGERS’ REPORT (continued)

YIELDS AND DISTRIBUTIONS RATES

	30-Day SEC Yields(1)				Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class Q	Class A	Class B	Class C	Class Q

August 31, 2005	4.70%	4.32%	4.31%	4.79%	5.02%	4.53%	4.52%	5.04%
February 28, 2005	3.97%	3.57%	3.57%	4.08%	3.88%	3.39%	3.39%	3.90%

(1)     Yield is calculated by dividing the Fund’s net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund’s yield consistent with the SEC standardized yield formula for open-end investment companies.

(2)     Distribution Rates are calculated by annualizing dividends declared during the period (i.e., divide the monthly dividend amount by the number of days in the month and multiply by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund’s current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the interest rate spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the borrowings.

ING Senior Income Fund

 STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2005 (Unaudited)

ASSETS:
Investments in securities at value (Cost $2,323,343,350)	$2,349,635,804
Cash	9,878,702
Receivables:
Investment securities sold	1,000,000
Fund shares sold	13,125,179
Interest	15,705,094
Other	59,869
Prepaid expenses	103,810
Prepaid arrangement fees on notes payable	20,383
Total assets	2,389,528,841
LIABILITIES:
Payable for investment securities purchased	82,193,252
Notes payable	252,000,000
Accrued interest payable	849,854
Deferred arrangement fees on senior loans	854,457
Payable to affilates	2,820,790
Income distribution payable	2,619,091
Accrued trustees fees	16,083
Other accrued expenses and liabilities	393,772
Total liabilities	341,747,299
NET ASSETS	$2,047,781,542
NET ASSETS CONSIST OF:
Paid-in capital	$2,025,790,743
Distributions in excess of net investment income	(1,945,665)
Accumulated net realized loss on investments	(2,355,990)
Net unrealized appreciation on investments	26,292,454
NET ASSETS	$2,047,781,542

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2005 (Unaudited) (continued)

Class A:
Net assets	$827,759,899
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	53,148,041
Net asset value and redemption price per share	$15.57
Maximum offering price per share (2.50%)(1)	$15.97
Class B:
Net assets	$121,102,773
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	7,789,648
Net asset value and redemption price per share(2)	$15.55
Class C:
Net assets	$915,389,952
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	58,826,562
Net asset value and redemption price per share(2)	$15.56
Class Q:
Net assets	$183,528,918
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	11,837,440
Net asset value and redemption price per share	$15.50

(1)             Maximum offering price is computed ar 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)             Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends	$37,778
Interest	63,467,527
Arrangement fees earned	436,213
Other	1,138,588
Total investment income	65,080,106
EXPENSES:
Investment management fees	9,096,472
Administration fees	1,137,059
Distribution and service fees:
Class A	995,997
Class B	615,101
Class C	3,322,381
Class Q	223,694
Transfer agent fees:
Class A	148,261
Class B	22,808
Class C	164,838
Class Q	33,258
Shareholder reporting expense	167,800
Interest expense	5,482,993
Custodian fees	411,861
Credit facility fees	13,816
Professional fees	140,392
Trustee fees	39,852
SEC registration fees	224,077
Postage expense	278,758
Miscellaneous expense	46,698
Total expenses	22,566,116
Recouped fees	170,767
Net expenses	22,736,883
Net investment income	42,343,223
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(2,644,283)
Net change in unrealized appreciation on investments	1,935,113
Net realized and unrealized loss on investments	(709,170)
Net increase in net assets resulting from operations	$41,634,053

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2005	Year Ended February 28, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,343,223	$41,435,388
Net realized income (loss) on investments	(2,644,283)	4,274,502
Net change in unrealized appreciation or depreciation on investments	1,935,113	13,321,736
Net increase in net assets resulting from operations	41,634,053	59,031,626
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(18,203,319)	(15,392,853)
Class B	(2,524,588)	(3,140,818)
Class C	(18,143,832)	(17,474,122)
Class Q	(4,119,084)	(6,835,055)
Net realized gain on investments:
Class A	—	(1,943,784)
Class B	—	(416,134)
Class C	—	(2,526,261)
Class Q	—	(743,837)
Total distributions	(42,990,823)	(48,472,864)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	506,218,643	1,640,693,467
Dividends reinvested	28,592,863	32,670,018
	534,811,506	1,673,363,485
Cost of shares repurchased	(361,214,643)	(477,107,687)
Net increase in net assets resulting from capital share transactions	173,596,863	1,196,255,798
Net increase in net assets	172,240,093	1,206,814,560
NET ASSETS:
Beginning of period	1,875,541,449	668,726,889
End of period	$2,047,781,542	$1,875,541,449
Distribution in excess of net investment income at end of period	$(1,945,665)	$(1,298,065)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2005 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$58,636,597
Facility fees paid	(34,126)
Arrangement fee paid	131,326
Other income received	1,165,579
Interest paid	(4,977,475)
Other operating expenses paid	(15,410,680)
Purchases of investments	(1,657,764,911)
Proceeds from disposition of investments	1,401,054,483
Net cash used for operating activities	(217,199,207)
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(14,397,960)
Proceeds from capital shares sold	512,803,896
Disbursements for capital shares repurchased	(361,214,643)
Net issuance of notes payable	89,000,000
Net cash flows provided by financing activities	226,191,293
Net increase in cash	8,992,086
Cash at beginning of period	886,616
Cash at end of period	$9,878,702
Reconciliation of Net Increase In Net Assets Resulting From Operations To Net Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$41,634,053
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation on investments	(1,935,113)
Net accretion/amortization of discounts on investments	155,948
Realized gain on sale of investments	2,644,283
Purchases of investments	(1,657,764,912)
Proceeds on sale of investments	1,401,054,483
Increase in interest receivable	(5,024,654)
Decrease in other receivable	26,991
Increase in prepaid arrangement fees on notes payable	(20,310)
Decrease in prepaid expenses	192,071
Decrease in deferred arrangement fees on senior loans	(304,887)
Increase in accrued interest payable	505,518
Increase in payable to affiliate	698,098
Increase in accrued trustee fees	10,919
Increase in income distribution payable	997,186
Decrease in accrued expenses	(68,881)
Total adjustments	(258,833,260)
Net cash used for operating activities	$(217,199,207)
Non Cash Financing Activities
Receivable for shares sold	$13,125,179
Reinvestment of dividends	$28,592,863

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months						April 2,
	Ended	Year Ended					2001(1) to
	August 31,	February 28 or 29,					February 28,
	2005	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.59	15.47		14.83		14.92	15.00
Income (loss) from investment operations:
Net investment income	$0.36	0.55		0.61		0.69	0.81
Net realized and unrealized gain (loss) on investments	$(0.02)	0.18		0.69		(0.09)	(0.09)
Total income from investment operations	$0.34	0.73		1.30		0.60	0.72
Less distributions from:
Net investment income	$0.36	0.56		0.64		0.69	0.80
Net realized gain on investments	$—	0.05		0.02		—	—
Total distributions	$0.36	0.61		0.66		0.69	0.80
Net asset value, end of period	$15.57	15.59		15.47		14.83	14.92
Total Investment Return(2)%	2.23	4.80		8.93		4.15	4.92
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$827,760	736,740		172,975		11,106	2,411
Average borrowings (000’s)(3)	$287,005	34,767		20,771		17,655	19,797
Asset coverage per $100 of debt	$913	1,251		—	*	689	3,220
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.48	1.34		1.36		1.42	1.47
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.04	1.45		1.43		1.63	1.73
Net investment income(4)(5)%	4.52	3.49		3.84		4.88	5.58
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.45	1.35		1.46		1.57	1.82
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.01	1.46		1.53		1.78	2.07
Net investment income(4)(5)%	4.56	3.48		3.74		4.73	5.26
Portfolio turnover rate %	35	82		72		60	65
Shares outstanding at end of period (000’s)	53,148	47,252		11,180		749	162

	Class B
	Six Months						April 2,
	Ended	Year Ended					2001(1) to
	August 31,	February 28 or 29,					February 28,
	2005	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.57	15.45		14.82		14.92	15.00
Income (loss) from investment operations:
Net investment income	$0.29	0.47	**	0.53		0.62	0.75
Net realized and unrealized gain (loss) on investments	$0.01	0.18	**	0.69		(0.10)	(0.10)
Total income from investment operations	$0.30	0.65		1.22		0.52	0.65
Less distributions from:
Net investment income	$0.32	0.48		0.57		0.62	0.73
Net realized gain on investments	$—	0.05		0.02		—	—
Total distributions	$0.32	0.53		0.59		0.62	0.73
Net asset value, end of period	$15.55	15.57		15.45		14.82	14.92
Total Investment Return(2)%	1.96	4.28		8.33		3.57	4.45
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,103	125,200		62,852		17,648	12,776
Average borrowings (000’s)(3)	$287,005	34,767		20,771		17,655	19,797
Asset coverage per $100 of debt	$913	1,251		—	*	689	3,220
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.98	1.87		1.87		1.91	1.96
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.54	1.94		1.97		2.09	2.23
Net investment income(4)(5)%	4.01	2.93		3.47		4.12	5.19
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	2.20	2.13		2.22		2.31	2.29
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.76	2.19		2.31		2.49	2.54
Net investment income(4)(5)%	3.80	2.67		3.13		3.72	4.89
Portfolio turnover rate %	35	82		72		60	65
Shares outstanding at end of period (000’s)	7,790	8,043		4,068		1,191	856

(1)         Commencement of operations.

(2)         Total investment returns are not annualized for periods of less than one year and do not include sales load.

(3)         Based on the active days of borrowing.

(4)         Annualized for periods less than one year.

(5)         The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Manager within three years.

*            There were no loans outstanding at period end.

**     Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months					April 2,
	Ended	Year Ended				2001(1) to
	August 31,	February 28 or 29,				February 28,
	2005	2005	2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.58	15.46	14.82		14.92	15.00
Income (loss) from investment operations:
Net investment income	$0.32	0.47	0.53		0.62	0.75
Net realized and unrealized gain (loss) on investments	$(0.02)	0.18	0.70		(0.10)	(0.10)
Total income from investment operations	$0.30	0.65	1.23		0.52	0.65
Less distributions from:
Net investment income	$0.32	0.48	0.57		0.62	0.73
Net realized gain on investments	$—	0.05	0.02		—	—
Total distributions	$0.32	0.53	0.59		0.62	0.73
Net asset value, end of period	$15.56	15.58	15.46		14.82	14.92
Total Investment Return(2)%	1.96	4.28	8.40		3.57	4.45
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$915,390	830,584	275,849		32,647	19,391
Average borrowings (000’s)(3)	$287,005	34,767	20,771		17,655	19,797
Asset coverage per $100 of debt	$913	1,251	—	*	689	3,220
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.98	1.83	1.86		1.91	1.96
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.54	1.94	1.94		2.09	2.23
Net investment income(4)(5)%	4.02	2.88	3.38		4.19	5.20
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.95	1.83	1.96		2.06	2.29
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.51	1.95	2.04		2.24	2.54
Net investment income(4)(5)%	4.05	2.87	3.28		4.04	4.89
Portfolio turnover rate %	35	82	72		60	65
Shares outstanding at end of period (000’s)	58,827	53,316	17,841		2,202	1,300

	Class Q
	Six Months					April 2,
	Ended	Year Ended				2001(1) to
	August 31,	February 28 or 29,				February 28,
	2005	2005	2004	2003	2002(6)	2001
Per Share Operating Performance:
Net asset value, beginning of period	$15.52	15.41	14.79	14.89	15.30	15.02
Income (loss) from investment operations:
Net investment income	$0.36	0.52	0.63	0.69	0.81	0.14
Net realized and unrealized gain (loss) on investments	$(0.02)	0.20	0.65	(0.10)	(0.32)	0.14
Total income from investment operations	$0.34	0.72	1.28	0.59	0.49	0.28
Less distributions from:
Net investment income	$0.36	0.56	0.64	0.69	0.90	—
Net realized gain on investments	$—	0.05	0.02	—	—	—
Total distributions	$0.36	0.61	0.66	0.69	0.90	—
Net asset value, end of period	$15.50	15.52	15.41	14.79	14.89	15.30
Total Investment Return(2)%	2.22	4.75	8.82	4.09	3.73	1.80
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,529	183,017	157,051	215,341	215,029	94,096
Average borrowings (000’s)(3)	$287,005	34,767	20,771	17,655	19,797	—
Asset coverage per $100 of debt	$913	1,251	— *	689	3,220	— *
Ratios to average net assets after reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.48	1.34	1.40	1.41	1.43	—
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.04	1.45	1.54	1.59	1.63	1.85
Net investment income(4)(5)%	4.51	3.39	4.17	4.69	5.94	7.00
Ratios to average net assets before reimbursement/recoupment:
Expenses (before interest and other fees related to revolving credit facility)(4)(5)%	1.45	1.34	1.48	1.56	1.70	—
Expenses (with interest and other fees related to revolving credit facility)(4)(5)%	2.01	1.45	1.62	1.74	1.90	1.85
Net investment income(4)(5)%	4.55	3.38	4.09	4.54	5.67	7.00
Portfolio turnover rate %	35	82	72	60	65	11
Shares outstanding at end of period (000’s)	11,837	11,789	10,188	14,559	14,439	6,152

(1)         Commencement of operations.

(2)         Total investment returns are not annualized for periods of less than one year and do not include sales load.

(3)         Based on the active days of borrowing.

(4)         Annualized for periods less than one year.

(5)         The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Manager within three years.

(6)         Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.

*            There were no loans outstanding at period end.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the “1940 Act”), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the “‘33 Act”), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to an affiliate of the Fund’s manager, ING Investments, LLC (the “Investment Manager”) in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public.

The Fund currently has four classes of shares; A, B, C and Q. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are subject to an Early Withdrawal Charge (“EWC”) of up to 1% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B common shares are subject to an EWC of up to 3% over the five-year period after purchase and Class C common shares are subject to an EWC of 1% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that can not be changed without shareholder approval. The Fund currently anticipates offerings to repurchase 5% of its outstanding common shares each month. The Fund may not repurchase more than 25% in any calendar quarter. Other than these monthly repurchases, no market for the Fund’s common shares is expected to exist. The separate classes of shares differ principally in the distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Effective January 31, 2005, Class B common shares of the Fund are closed to new investment, provided that (1) Class B common shares of SIF may be purchased through the reinvestment of dividends issued by SIF; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of SIF may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for SIF’s Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A.            Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2005, 99.96% of total investments were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Manager may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund’s Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund’s Board of Trustees through its Valuation, Proxy and Brokerage Committee (formerly, Valuation and Proxy Committee). In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower’s debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower’s management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of Trustees of the Fund. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value. To the extent the Fund invests in other registered companies, the Fund’s NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

B.            Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The Fund records distributions to its shareholders on the ex-dividend date.

C.            Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual loans are

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

D.            Federal Income Taxes. It is the Fund’s policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

E.             Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2005, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $1,091,557,351 and $797,058,293, respectively. At August 31, 2005, the Fund held senior loans valued at $2,344,265,260 representing 99.8% of its total investments (excluding short-term investments). The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund may take the form of a direct lending relationship with the borrower or an assignment of a lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the ‘33 Act, or without an exemption under the ‘33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the stock.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of	Cost or
	Acquisition	Assigned Basis

Decision One Corporation — Common Shares	06/03/05	$295,535
Galey & Lord, Inc. — Common Shares	03/31/04	—
Murray’s Discount Auto Stores, Inc. — Escrow	08/11/03	21,891
Neoplan USA Corporation — Common Shares	08/31/04	—
Neoplan USA Corporation — Preferred B Shares	08/29/03	—
Neoplan USA Corporation — Preferred C Shares	08/29/03	40,207
Neoplan USA Corporation — Preferred D Shares	08/29/03	330,600
New World Restaurant Group, Inc. — Warrants	02/20/02	20
Norwood Promotional Products, Inc. — Common Shares	08/23/04	10,046
Safelite Glass Corporation — Common Shares	06/21/01	—
Safelite Realty Corporation — Common Shares	06/21/01	—
Targus Group, Inc. — Warrants	03/11/03	—
Total restricted securities excluding senior loans (market value of $4,387,509 was 0.2% of net assets at August 31, 2005).		$698,299

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an Investment Management Agreement with the Investment Manager to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) (“Managed Assets”). The Fund is sub-advised by ING Investment Management Co. (“ING IM”). Under the Sub-Advisory Agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Manager. Both ING IM and the Investment Manager are indirect, wholly-owned subsidiaries of ING Groep N.V. and affiliates of each other.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund’s Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees (“Service Fees”) paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C	Class Q
0.25%	1.00%	0.75%	0.25%

During the six months ended August 31, 2005, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A	—	0.90% of Managed Assets plus 0.45% of average daily net assets
Class B	—	0.90% of Managed Assets plus 1.20% of average daily net assets
Class C	—	0.90% of Managed Assets plus 0.95% of average daily net assets
Class Q	—	0.90% of Managed Assets plus 0.45% of average daily net assets

As of August 31, 2005, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

August 31,
2006	2007	2008	Total
$197,132	$433,947	$ —	$631,079

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 7 — COMMITMENTS

The Fund has entered into a one-year revolving credit agreement, collateralized by assets of the Fund, to borrow up to $750 million maturing April 30, 2006. Borrowing rates under this agreement are based on a commercial paper pass through rate plus 0.25% on the funded portion. A facility fee of 0.15% is charged on the entire facility. There was $252 million of borrowings outstanding at August 31, 2005 at a rate of 3.54%, excluding other fees related to the entire facility. Average borrowings for the six months ended August 31, 2005 was $287,983,696 and the average annualized interest rate was 3.38%, excluding other fees related to the entire facility.

NOTE 8 — SENIOR LOAN COMMITMENTS

At August 31, 2005, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Aftermarket Technology Corporation	$1,750,000
Baker & Taylor, Inc.	1,200,000
Builders Firstsource, Inc.	1,500,000
CCM Merger, Inc.	1,000,000
Concentra Operating Corporation	4,000,000
Federal-Mogul Corporation	1,810,000
Hanley-Wood, LLC	300,220
Interstate Bakeries Corporation	2,500,000
Kerasotes Theatres, Inc.	1,500,000
Key Energy Services, Inc.	4,500,000
La Paloma Generating Company	120,492
Motorsport Aftermarket Group, Inc.	288,676
NCI Building Systems, Inc.	$133,000
Pinnacle Entertainment, Inc.	294,323
Primedia, Inc.	2,996,240
Rural Cellular Corporation	2,000,000
Syniverse Holding, LLC	1,500,000
Trump Entertainment Resorts Holdings, L.P.	1,750,000
United States Shipping, LLC	576,922
Vanguard Health Systems, Inc.	3,500,000
Warner Chilcott Corporation	1,722,396
Western Refining Company, L.P.	1,250,000
$36,192,269

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2005, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$1,768,227	$190,461	$862,102	$2,820,790

The Fund has adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company (“SSB”) serves as the Fund’s custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund.  There were no earning credits for the six months ended August 31, 2005.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of August 31, 2005, the Fund held 0.00% of its total assets in subordinated loans and unsecured loans.

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B
	Six Months Ended August 31, 2005	Year Ended February 28, 2005	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Number of Shares
Shares sold	15,751,096	45,019,222	624,716	4,821,925
Dividends reinvested	840,865	788,747	110,398	156,144
Shares redeemed	(10,695,723)	(9,735,823)	(988,848)	(1,002,526)
Net increase (decrease) in shares outstanding	5,896,238	36,072,146	(253,734)	3,975,543
Dollar Amount ($)
Shares sold	$244,957,116	$698,962,403	$9,699,061	$74,699,998
Dividends reinvested	12,814,765	12,229,952	1,689,106	2,420,379
Shares redeemed	(166,335,619)	(151,275,068)	(15,361,741)	(15,545,425)
Net increase (decrease)	$91,436,262	$559,917,287	$(3,973,574)	$61,574,952

	Class C		Class Q
	Six Months Ended August 31, 2005	Year Ended February 28, 2005	Six Months Ended August 31, 2005	Year Ended February 28, 2005
Number of Shares
Shares sold	12,721,151	40,188,013	3,480,470	15,769,611
Dividends reinvested	849,964	960,495	72,267	202,240
Shares redeemed	(8,060,961)	(5,673,352)	(3,504,227)	(14,371,320)
Net increase in shares outstanding	5,510,154	35,475,156	48,510	1,600,531
Dollar Amount ($)
Shares sold	$197,669,443	$623,309,712	$53,893,023	$243,721,354
Dividends reinvested	13,018,866	14,895,319	1,070,126	3,124,368
Shares redeemed	(125,201,038)	(88,054,810)	(54,316,245)	(222,232,384)
Net increase	$85,487,271	$550,150,221	$646,904	$24,613,338

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, organizational and offering expenses, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six months ended August 31, 2005	Year ended February 28, 2005
Ordinary Income	Ordinary Income	Long-Term Capital Gain
$42,990,823	$47,736,711	$736,153

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2005 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$737,583	$117,123	$24,117,769	$0	$0	—

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Fund Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter Of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

In addition to the arrangements discussed above, ING Investments reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                                          Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                                          ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                                          In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                                          ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                                          ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

ING Senior Income Fund

 NOTES TO FINANCIAL STATEMENTS as of August 31, 2005 (Unaudited) (continued)

NOTE 14 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•                                          The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                                          ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                                          ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

As has been widely reported in the media, the New York Attorney General’s office (“NYAG”) is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 15 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2005, the Fund declared the following dividends:

Per Share Amount	Type	Declaration Date	Record Date	Payable Date
$0.06639(A)	NII	Daily	Daily	October 1, 2005
$0.05979(B)	NII	Daily	Daily	October 1, 2005

NII — Net Investment Income

(A) For Class A and Q shares.

(B) For Class B and C shares.

ING Senior Income Fund

 ADDITIONAL INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited)

Senior Loans*: 114.5%			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace & Defense: 1.4%
		American Airlines, Inc.	B2	B+
$ 2,375,000		Revolver, 8.250%-8.560%, maturing
		June 30, 2009			$2,375,000
		Arinc, Inc.	Ba3	BB
987,500		Term Loan, 5.230%, maturing
		March 10, 2011			1,002,930
		Ceradyne, Inc.	Ba3	BB-
2,481,250		Term Loan, 5.625%, maturing
		August 18, 2011			2,518,469
		Dyncorp, Inc.	B2	B+
3,991,667		Term Loan, 6.063%, maturing
		February 11, 2011			4,047,382
		Hexcel Corporation	B2	B+
1,233,333		Term Loan, 5.250%-5.563%, maturing
		March 01, 2012			1,249,006
		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 6.150%-6.170%, maturing
		November 16, 2012			4,834,312
		Spirit AeroSystems, Inc.	B1	BB-
1,666,667		Term Loan, 5.961%, maturing
		December 31, 2011			1,695,000
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 5.720%-5.919%, maturing
		August 20, 2012			4,424,236
		Transdigm, Inc.	B1	B+
3,452,547		Term Loan, 5.800%, maturing
		July 22, 2010			3,508,651
	(2)	United Air Lines, Inc.	Ba2	BB
1,980,875		Debtor in Possession Term Loan, 10.000%,
		maturing December 30, 2005			2,003,160
		Wyle Holdings, Inc.	NR	B+
1,995,000		Term Loan, 6.290%-6.460%, maturing
		January 28, 2011			2,028,043
					29,686,189
Automobile: 4.2%
		Accuride Corporation	B1	BB+
6,467,273		Term Loan, 5.500%-5.688%, maturing
		January 31, 2012			6,531,945
		Affinia Group, Inc.	B2	BB-
2,982,506		Term Loan, 6.400%, maturing
		November 30, 2011			2,998,352
		Aftermarket Technology Corporation	Ba3	BB-
558,035		Term Loan, 5.430%, maturing
		January 08, 2007			560,127
805,057		Term Loan, 6.390%-6.480%, maturing
		February 08, 2008			812,354
1,199,870		Term Loan, 6.390%-6.450%, maturing
		February 08, 2008			1,210,744

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
		Carey International, Inc.	NR	B-
$ 2,493,750		Term Loan, 7.690%, maturing
		May 11, 2012			$2,369,063
	(2)	Collins & Aikman Products Company	NR	NR
1,000,000		Debtor in Possession Term Loan, maturing
		May 17, 2007			1,007,083
		Dayco Products, LLC	B1	B+
466,746		Term Loan, 6.370%-6.66%, maturing
		June 23, 2011			472,143
		Dura Operating Corporation	B2	B+
4,000,000		Term Loan, 7.070%, maturing May 03, 2011			4,050,000
		Federal-Mogul Corporation	NR	NR
3,190,000		Revolver, 5.625%-6.000%, maturing
		November 01, 2009			3,201,963
		Goodyear Tire & Rubber Company	Ba3	BB
5,500,000		Term Loan, 5.000%, maturing April 30, 2010			5,575,625
		Goodyear Tire & Rubber Company	B2	B+
10,500,000		Term Loan, 6.320%, maturing April 30, 2010			10,642,496
		HLI Operating Company, Inc.	B1	BB-
906,424		Term Loan, 6.620%-7.310%, maturing
		June 03, 2009			918,699
		Key Plastics, LLC	B1	BB-
2,180,191		Term Loan, 6.540-8.250%, maturing
		June 29, 2010			2,196,542
		Keystone Automotive Industries, Inc.	B1	B+
830,435		Term Loan, 5.628-6.026%, maturing
		October 30, 2009			837,701
		Motorsport Aftermarket Group, Inc.	B2	B
433,013		Term Loan, 6.740%, maturing
		December 15, 2011			435,719
1,267,162		Term Loan, 6.740%, maturing
		December 15, 2011			1,275,082
	(2)	RJ Tower Corporation	Ba3	BBB
9,000,000		Debtor in Possession Term Loan, 6.625%,
		maturing February 02, 2007			9,132,192
		Safelite Glass Corporation	B3	B+
5,666,570		Term Loan, 8.500%, maturing
		September 30, 2007			5,524,906
12,505,418		Term Loan, 9.000%, maturing
		September 30, 2007			12,192,782
		Tenneco Automotive, Inc.	B1	B+
535,967		Term Loan, 5.760%, maturing
		December 12, 2010			545,347
1,129,257		Term Loan, 6.080%, maturing
		December 12, 2010			1,149,019
		TRW Automotive Acquisitions Corporation	Ba2	BB+
7,462,500		Term Loan, 4.938%, maturing
		October 29, 2010			7,537,125
2,982,506		Term Loan, 5.250%, maturing June 30, 2012			3,017,303

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
	United Components, Inc.	B1	BB-
$ 1,808,333	Term Loan, 6.260%, maturing June 30, 2010			$1,839,415
				86,033,727
Banking: 0.1%
	Outsourcing Solutions, Inc.	B2	B-
2,500,000	Term Loan, 7.921%, maturing
	September 30, 2010			2,518,750
				2,518,750
Beverage, Food & Tobacco: 2.8%
	Alliance One International, Inc.	B1	BB-
3,990,000	Term Loan, 6.730%, maturing May 13, 2010			4,049,850
	Birds Eye Foods, Inc.	B1	B+
4,622,396	Term Loan, 6.420%, maturing June 30, 2008			4,684,992
	Commonwealth Brands, Inc.	B1	B+
2,269,090	Term Loan, 7.000%, maturing
	August 28, 2007			2,311,636
	Constellation Brands, Inc.	Ba2	BB
13,597,639	Term Loan, 4.750%-5.688%, maturing
	November 30, 2011			13,827,099
	Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
4,373,312	Term Loan, 5.339%-5.609%, maturing
	December 19, 2010			4,442,191
	Golden State Foods Corporation	B1	B+
4,443,750	Term Loan, 5.430%, maturing
	February 28, 2011			4,499,297
	Keystone Foods Holdings, LLC	Ba3	B+
4,136,394	Term Loan, 5.125-5.438%, maturing
	June 16, 2011			4,190,684
	Michael Foods, Inc.	B1	B+
2,738,255	Term Loan, 5.090%-5.859%, maturing
	November 21, 2010			2,786,174
	Pierre Foods, Inc.	B1	B+
6,025,833	Term Loan, 5.690%, maturing June 30, 2010			6,119,987
	Southern Wine & Spirits of America, Inc.	Ba3	BB+
6,483,750	Term Loan, 4.990%, maturing May 31, 2012			6,552,640
	Sturm Foods, Inc.
1,500,000	Term Loan, 6.250%, maturing May 26, 2011	B2	B+	1,511,250
	Sturm Foods, Inc.
500,000	Term Loan, 10.688%, maturing
	May 26, 2012	B3	B	507,500
	Vitaquest International, LLC	B2	B
2,493,750	Term Loan, 7.070%-8.500%, maturing
	March 17, 2011			2,495,309
				57,978,609
Buildings & Real Estate: 7.2%
	Associated Materials, Inc.	B2	B
1,750,000	Term Loan, 5.830%-5.900%, maturing
	August 29, 2010			1,765,312

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
	Atrium Companies, Inc.	B2	CCC+
$ 3,878,621	Term Loan, 6.250%-6.360%, maturing
	December 28, 2011			$3,870,542
	Builders Firstsource, Inc.	B1	BB-
1,555,556	Term Loan, 5.823%-6.190%, maturing
	August 11, 2011			1,572,407
	Building Materials Holding Corporation	B2	BB
2,940,000	Term Loan, 5.000%, maturing June 30, 2010			2,962,050
	Contech Construction Products, Inc.	Ba3	BB-
2,912,420	Term Loan, 5.840%-6.080%, maturing
	December 07, 2010			2,961,567
	Crescent Real Estate Equities, L.P.	B1	BB-
3,995,697	Term Loan, 5.760%, maturing
	January 12, 2006			4,034,407
	Custom Building Products, Inc.	B1	B+
5,239,375	Term Loan, 5.740%, maturing
	October 31, 2011			5,281,945
	DMB Newco, LLC	NR	NR
1,424,283	Term Loan, 6.050%-6.060%, maturing
	February 28, 2009			1,427,844
	Euramax International, Inc.	B2	B+
1,333,333	Term Loan, 6.125%, maturing June 29, 2012			1,343,610
	General Growth Properties, Inc.	Ba2	BB+
31,307,628	Term Loan, 5.760%, maturing
	November 12, 2007			31,560,688
15,924,199	Term Loan, 5.670%, maturing
	November 12, 2008			16,130,544
	Headwaters, Inc.	B1	B+
5,983,003	Term Loan, 5.870%-7.750% maturing
	April 30, 2011			6,067,764
	Macerich Partnership, L.P.	NR	BB+
3,500,000	Term Loan, 5.240%, maturing April 25, 2006			3,504,375
2,500,000	Term Loan, 5.169%, maturing April 25, 2010			2,509,375
	Maguire Properties, Inc.	Ba2	BB
3,688,889	Term Loan, 5.300%, maturing
	March 15, 2010			3,737,306
	Masonite International Corporation	B2	BB-
7,474,883	Term Loan, 5.490%-5.660%, maturing
	April 16, 2013			7,502,914
7,487,617	Term Loan, 5.490%-5.660%, maturing
	April 16, 2013			7,515,696
	NCI Building Systems, Inc.	Ba2	BB
3,667,000	Term Loan, 5.420%-5.670%, maturing
	September 15, 2008			3,710,546
	Newkirk Master, L.P.	Ba2	BB+
1,911,038	Term Loan, 5.571%, maturing
	August 11, 2008			1,943,287

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate: (continued)
$ 1,088,962		Term Loan, 5.571%, maturing
		August 11, 2008			$1,107,338
		Nortek, Inc.	B2	B
10,891,365		Term Loan, 5.910%-7.750%, maturing
		August 27, 2011			11,036,579
		PGT Industries, Inc.	B1	B
2,272,046		Term Loan, 6.580%-6.760%, maturing
		January 29, 2010			2,311,807
		Pivotal Promontory, LLC	B1	B+
2,250,000	(4)	Term Loan, maturing
		August 18, 2010			2,272,500
		Ply Gem Industries, Inc.	B1	B+
677,535		Term Loan, 5.990%-6.160%, maturing
		March 15, 2010			682,616
1,498,134		Term Loan, 5.600%, maturing
		February 12, 2011			1,509,370
4,610,819		Term Loan, 5.990%-6.160%, maturing
		October 01, 2011			4,645,400
		Spanish Peaks, LLC	B1	B+
900,000	(4)	Term Loan, maturing August 9, 2011			911,250
1,400,000	(4)	Term Loan, maturing August 9, 2011			1,417,500
		St. Marys Cement, Inc.	B1	BB-
5,424,925		Term Loan, 5.490%, maturing
		December 04, 2009			5,496,127
		Trustreet Properties, Inc.	Ba3	BB
5,000,000		Term Loan, 5.510%, maturing
		March 31, 2010			5,046,875
		Werner Holdings Company, Inc.	B3	B-
500,000		Term Loan, 7.480%-7.570%, maturing
		June 11, 2009			498,333
					146,337,874
Cargo Transport: 1.1%
		Atlantic Express Transportation Corporation	Caa2	CCC+
2,000,000		Floating Rate Note, 12.610%, maturing
		April 15, 2008			1,920,000
		Baker Tanks, Inc.	B2	B
5,315,008		Term Loan, 5.960%-6.430%, maturing
		January 30, 2011			5,381,446
		Helm Holding Corporation	B2	B+
1,000,000		Term Loan, 6.160%-6.247%, maturing
		July 08, 2011			1,018,333
		Horizon Lines, LLC	B2	B
2,475,000		Term Loan, 5.990%, maturing July 07, 2011			2,513,157
		Kansas City Southern Railway Company	B1	BB+
1,502,450		Term Loan, 5.080%-5.240%, maturing
		March 30, 2008			1,525,769

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cargo Transport: (continued)
		Neoplan USA Corporation	NR	NR
$ 500,290		Term Loan, 8.838%, maturing June 30, 2006			$500,290
		Pacer International, Inc.	B1	BB
1,633,334		Term Loan, 5.375%-7.500%, maturing
		June 10, 2010			1,655,792
		Railamerica, Inc.	Ba3	BB
392,418		Term Loan, 5.875%, maturing
		September 29, 2011			399,612
3,319,642		Term Loan, 5.875%, maturing
		September 29, 2011			3,380,501
		Sirva Worldwide, Inc.	B2	B+
702,353		Term Loan, 6.020%-6.560%, maturing
		December 01, 2010			675,430
		Transport Industries, L.P.	B2	B+
2,479,234		Term Loan, 7.500%, maturing June 13, 2010			2,488,531
		United States Shipping, LLC	Ba3	BB-
1,901,442		Term Loan, 5.490%, maturing April 30, 2010			1,921,052
					23,379,913
Cellular: 2.9%
		Cellular South, Inc.	Ba3	B+
4,096,125		Term Loan, 5.241%-7.000%, maturing
		May 04, 2011			4,134,526
		Centennial Cellular Operating Company	B1	B-
16,742,519		Term Loan, 5.630%-6.110%, maturing
		February 09, 2011			17,029,536
		Cricket Communications, Inc.	B1	B-
11,442,500		Term Loan, 5.990%, maturing
		January 10, 2011			11,595,543
	(2)	IWO Escrow Company	B3	CCC+
3,175,000		Floating Rate Note, 7.349%, maturing
		January 15, 2012			3,333,750
		Nextel Partners Operating Corporation	Ba2	BBB-
6,500,000		Term Loan, 4.830%, maturing May 31, 2012			6,563,375
		Ntelos, Inc.
4,477,500		Term Loan, 6.170%, maturing
		August 25, 2011	B2	B	4,522,835
		Ntelos, Inc.
1,000,000		Term Loan, 8.670%, maturing
		February 25, 2012	B3	CCC+	1,002,500
		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.535%, maturing
		December 15, 2010			2,606,250
		Rural Cellular Corporation	B2	B-
1,500,000		Floating Rate Note, 7.910%, maturing
		March 15, 2010			1,552,500
		Triton PCS, Inc.	B2	B-
4,482,500		Term Loan, 6.920%, maturing
		November 18, 2009			4,521,722

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Cellular: (continued)
	US Unwired, Inc.	B2	CCC+
$ 1,750,000	Floating Rate Note, 7.660%, maturing
	June 15, 2010			$1,820,000
				58,682,537
Chemicals, Plastics & Rubber: 6.9%
	Brenntag AG	B1	BB-
3,000,000	Term Loan, 6.810%, maturing
	February 27, 2012			3,038,001
	Celanese AG	B1	B+
6,500,000	Term Loan, 3.559%, maturing
	April 06, 2009			6,620,861
14,185,593	Term Loan, 5.740%, maturing April 06, 2011			14,460,439
	Hawkeye Renewables, LLC	B2	B
5,500,000	Term Loan, 6.925%, maturing
	January 31, 2012			5,438,125
6,472,863	Term Loan, 5.240%-5.310%, maturing	Ba1	BB
	October 08, 2010			6,566,720
	Hexion Specialty Chemicals, Inc.	B1	BB-
545,455	Term Loan, 6.188%, maturing May 31, 2012			554,318
2,290,909	Term Loan, 6.375%, maturing May 31, 2012			2,328,136
3,163,636	Term Loan, 6.375%, maturing May 31, 2012			3,215,045
	Huntsman International, LLC	Ba3	BB-
23,000,000	Term Loan, 5.323%, maturing
	August 16, 2012			23,337,824
	Ineos Group Holdings PLC	Ba2	BB+
4,143,499	Term Loan, 7.261%, maturing April 26, 2009			4,165,770
	Innophos, Inc.	B2	B
3,330,216	Term Loan, 5.550%-5.970%, maturing
	August 13, 2010			3,369,070
	Invista B.V.	Ba3	BB
10,429,676	Term Loan, 5.750%, maturing April 29, 2011			10,605,677
4,525,088	Term Loan, 5.750%, maturing April 29, 2011			4,601,449
	JohnsonDiversey, Inc.	B1	BB-
2,333,018	Term Loan, 5.460%, maturing
	November 03, 2009			2,359,265
5,583,271	Term Loan, 5.284%-5.460%, maturing
	November 03, 2009			5,653,933
	Kraton Polymers, LLC	B1	B+
2,185,694	Term Loan, 6.125%-6.500%, maturing
	December 23, 2010			2,223,262
	Nalco Company	B1	BB-
8,387,880	Term Loan, 5.450%-5.870%, maturing
	November 04, 2010			8,532,705
	Polypore, Inc.	B1	B
6,415,000	Term Loan, 5.920%, maturing
	November 12, 2011			6,452,419

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	PQ Corporation	B1	B+
$ 2,493,750	Term Loan, 5.500%, maturing
	February 11, 2012			$2,526,480
	Rockwood Specialties Group, Inc.	B1	B+
18,531,875	Term Loan, 5.930%, maturing July 30, 2012			18,875,493
	Supresta, LLC	B1	B+
5,692,500	Term Loan, 6.490%, maturing July 30, 2012			5,792,119
	Westlake Chemical Corporation	Ba1	BB+
293,714	Term Loan, 5.919%-7.750%, maturing
	July 30, 2010			296,651
				141,013,762
Containers, Packaging & Glass: 4.8%
	Appleton Papers, Inc.	Ba3	BB
2,390,000	Term Loan, 5.500%-5.730%, maturing
	June 11, 2010			2,418,381
	Berry Plastics Corporation	B1	B+
1,688,180	Term Loan, 5.600%-5.766%, maturing
	July 22, 2010			1,716,879
4,311,820	Term Loan, 5.600%-5.766%, maturing
	December 02, 2011			4,385,121
	Boise Cascade Corporation	Ba3	BB
9,588,586	Term Loan, 5.250%-5.438%, maturing
	October 29, 2011			9,745,005
	BWAY Corporation	B1	B+
1,302,000	Term Loan, 5.875%-6.000%, maturing
	June 30, 2011			1,322,547
	Graham Packaging Company, L.P.	B2	B
17,417,500	Term Loan, 5.938%-6.063%, maturing
	October 07, 2011			17,718,683
	Graphic Packaging International, Inc.	B1	B+
18,660,621	Term Loan, 5.880%-6.190%, maturing
	June 30, 2010			18,987,182
	Intertape Polymer Group, Inc.	Ba3	B+
2,729,375	Term Loan, 5.650%-5.742%, maturing
	July 28, 2011			2,781,689
	Koch Cellulose, LLC	Ba3	BB
1,201,378	Term Loan, 5.240%, maturing May 07, 2011			1,217,647
	Owens-Illinois Group, Inc.	B1	BB-
1,443,491	Term Loan, 5.330%, maturing April 01, 2007			1,456,121
3,450,711	Term Loan, 5.370%, maturing April 01, 2008			3,488,093
	Pro Mach, Inc.
2,487,500	Term Loan, 6.350%, maturing	B1	B
	December 01, 2011			2,524,813
	Smurfit-Stone Container Corporation	Ba3	BB-
10,416,519	Term Loan, 5.375%-5.563%, maturing
	November 01, 2011			10,570,600
3,205,082	Term Loan, 5.375%-5.563%, maturing
	November 01, 2011			3,252,492

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass: (continued)
	Solo Cup, Inc.	B1	B+
$ 9,851,247	Term Loan, 5.490%-5.860%, maturing
	February 27, 2011			$9,968,230
	U.S. Can Company	B3	B
4,453,675	Term Loan, 7.320%-7.650%, maturing
	January 15, 2010			4,475,943
	Xerium Technologies, Inc.	B1	BB-
2,500,000	Term Loan, 5.490%, maturing May 18, 2012			2,536,720
				98,566,146
Data and Internet Services: 2.1%
	Clientlogic Corporation	B3	B
997,500	Term Loan, 7.750%-8.063%, maturing
	February 28, 2012			998,435
	Sungard Data Systems, Inc.	B1	B+
32,000,000	Term Loan, 6.280%, maturing
	February 11, 2013			32,476,000
	Transaction Network Services, Inc.	Ba3	BB-
3,493,750	Term Loan, 5.410%-7.410%, maturing
	May 04, 2012			3,537,422
	Worldspan, L.P.	B2	B
6,608,562	Term Loan, 6.313%-6.625%, maturing
	February 16, 2010			6,558,998
				43,570,855
Diversified / Conglomerate Manufacturing: 2.2%
	Axia, Inc.
1,753,133	Term Loan, 7.570%-7.670%, maturing	B2	B
	November 30, 2010			1,780,526
	Brand Services, Inc.	B2	B
785,318	Term Loan, 6.309%-6.670%, maturing
	January 15, 2012			797,588
	Cinram International, Inc.	Ba3	BB
6,253,006	Term Loan, 5.580%, maturing
	September 30, 2009			6,321,790
	Dresser Rand, Inc.	B1	B+
1,370,572	Term Loan, 5.438%-5.490%, maturing
	October 01, 2010			1,395,842
	Dresser, Inc.	Ba3	B+
3,294,543	Term Loan, 5.990%, maturing
	April 10, 2009			3,330,233
	Flowserve Corporation	Ba3	BB-
4,000,000	Term Loan, 5.375%-5.813%, maturing
	August 10, 2012			4,056,500
	Gentek, Inc.	B2	B+
2,461,835	Term Loan, 6.010%-6.540%, maturing
	February 25, 2011			2,485,530
	Goodman Global Holdings, Inc.	B2	B+
2,985,000	Term Loan, 5.875%, maturing
	December 23, 2011			3,030,709

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Mueller Group, Inc.	B2	B+
$ 8,423,667		Term Loan, 6.240%-6.610%, maturing
		April 23, 2011			$8,497,374
		Norcross Safety Products, LLC	B1	BB-
2,940,103		Term Loan, 5.951%-7.500%, maturing
		June 30, 2012			2,958,478
		RLC Industries Company	Ba3	BBB-
1,352,621		Term Loan, 4.990%, maturing
		February 26, 2009			1,361,920
		Sensus Metering Systems, Inc.	B2	B+
1,695,652		Term Loan, 6.230%-6.540%, maturing
		December 17, 2010			1,716,141
254,348		Term Loan, 6.230%-6.540%, maturing
		December 17, 2010			257,421
		Trimas Corporation	B1	B
857,122		Term Loan, 6.900%, maturing
		December 31, 2009			866,407
		Universal Compression, Inc.	Ba2	BB
6,982,500		Term Loan, 5.240%, maturing
		February 15, 2012			7,078,509
					45,934,968
Diversified / Conglomerate Service: 2.0%
		Fidelity National Information Solutions, Inc.	Ba3	BB
26,090,650		Term Loan, 5.321%, maturing
		March 09, 2013			26,155,877
		Geo Group, Inc.	Ba3	BB-
1,297,203	(4)	Term Loan, maturing September 14, 2011			1,313,418
		Iron Mountain, Inc.	B2	BB-
5,955,000		Term Loan, 5.344%, maturing April 02, 2011			6,012,692
5,266,667		Term Loan, 5.625%, maturing April 02, 2011			5,325,095
		Relizon Company	B1	BB-
1,300,533		Term Loan, 6.820%, maturing
		February 20, 2011			1,306,223
					40,113,305
Ecological: 1.6%
		Allied Waste North America, Inc.	B1	BB
14,756,414		Term Loan, 5.370%-5.670%, maturing
		January 15, 2012			14,905,660
5,948,934		Term Loan, 5.100%, maturing
		January 15, 2012			6,009,661
		Envirosolutions, Inc.	B2	B-
2,750,000		Term Loan, 9.000%, maturing July 07, 2012			2,789,531
		Great Lakes Dredge & Dock Corporation	B3	CCC+
2,292,703		Term Loan, 7.100%-7.900%, maturing
		December 22, 2010			2,307,033
		IESI Corporation	B1	BB
1,800,000		Term Loan, 5.620%-5.820%, maturing
		January 14, 2012			1,828,125

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Ecological: (continued)
		Wastequip, Inc.
$ 750,000		Term Loan, 6.170%, maturing July 15, 2011	B2	B+	$761,250
		Wastequip, Inc.
500,000		Term Loan, 9.670%, maturing July 15, 2012	B3	B-	507,500
		WCA Waste Systems, Inc.	B3	B
3,491,250		Term Loan, 6.550%, maturing April 28, 2011			3,495,614
					32,604,374
Electronics: 0.7%
		Decision One Corporation	NR	NR
434,054	(3)	Term Loan, 12.000%, maturing
		April 15, 2010			434,054
		Invensys International Holdings, Ltd.	Ba3	B+
823,868		Term Loan, 6.881%, maturing
		September 05, 2009			835,197
		Knowles Electronics, Inc.	B3	B-
3,343,710		Term Loan, 8.400%, maturing June 29, 2007			3,410,584
		ON Semiconductor Corporation	B3	B+
6,477,475		Term Loan, 6.500%, maturing
		December 15, 2011			6,570,589
		Seagate Technology Holdings, Inc.	Ba1	BB+
1,940,000		Term Loan, 5.688%, maturing May 13, 2007			1,973,546
		SI International, Inc.	B1	B+
1,745,625		Term Loan, 5.780%-5.990%, maturing
		February 09, 2011			1,776,173
					15,000,143
Farming & Agriculture: 0.4%
		AGCO Corporation	Ba1	BB+
4,565,833		Term Loan, 5.420%, maturing
		March 31, 2008			4,630,043
		Butler Animal Health Supply, LLC	B2	B
1,000,000		Term Loan, 6.266%-6.460%, maturing
		June 30, 2011			1,011,250
		Vicar Operating, Inc.	Ba3	BB-
2,771,447		Term Loan, 5.188%, maturing May 16, 2011			2,804,358
					8,445,651
Finance: 0.3%
		Refco Finance Holdings, LLC	B1	BB-
3,018,692		Term Loan, 5.669%, maturing
		August 05, 2011			3,056,048
		Rent-A-Center, Inc.	Ba2	BB+
3,960,000		Term Loan, 5.170%-5.380%, maturing
		June 30, 2010			4,006,035
					7,062,083
Foreign Cable, Foreign TV, Radio and Equipment: 0.4%
		NTL Investment Holding, Ltd.	B1	BB-
4,600,000		Term Loan, 6.410%, maturing May 19, 2012			4,639,482

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
	Telewest Communications, PLC	B1	BB
$ 1,700,000	Term Loan, 5.850%, maturing
	December 22, 2012			$1,712,750
1,300,000	Term Loan, 6.350%, maturing
	December 22, 2013			1,306,211
				7,658,443
Gaming: 2.9%
	Ameristar Casinos, Inc.	Ba3	BB
2,317,002	Term Loan, 5.500%, maturing
	December 20, 2006			2,328,587
1,457,170	Term Loan, 5.500%, maturing
	December 20, 2006			1,464,455
	Argosy Gaming Company	Ba2	BB
1,985,000	Term Loan, 7.000%, maturing July 31, 2008			1,991,616
	Boyd Gaming Corporation	Ba2	BB
4,950,000	Term Loan, 4.880%-4.990%, maturing
	June 30, 2011			5,007,237
	CCM Merger, Inc.	B1	B+
4,000,000	Term Loan, 5.641%-5.841%, maturing
	April 25, 2012			4,051,668
	Global Cash Access, LLC	B2	B+
2,411,121	Term Loan, 5.740%, maturing
	March 10, 2010			2,449,549
	Green Valley Ranch Gaming, LLC	NR	NR
987,537	Term Loan, 5.490%, maturing
	December 17, 2011			1,000,499
	Herbst Gaming, Inc.	B3	B+
2,992,500	Term Loan, 5.380%-5.490%, maturing
	January 31, 2011			3,038,324
	Isle of Capri Casinos, Inc.	Ba2	BB-
1,000,000	Term Loan, 3.740%, maturing
	February 04, 2011			1,006,250
1,492,500	Term Loan, 5.100%-5.483%, maturing
	February 04, 2011			1,510,691
	Marina District Finance Company, Inc.	NR	NR
1,990,000	Term Loan, 5.130%-5.240%, maturing
	October 20, 2011			2,009,070
	Opbiz, LLC	B3	B-
4,988,230	Term Loan, 6.504%, maturing
	August 31, 2010			5,011,091
12,116	Term Loan, 7.504%, maturing
	August 31, 2010			12,172
	Pinnacle Entertainment, Inc.	B1	BB-
980,817	Term Loan, 6.670%, maturing
	August 27, 2010			984,495
500,000	Term Loan, 6.670%, maturing
	August 27, 2010			505,938

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
	Resorts International Hotel and Casino, Inc.
$ 4,908,957	Term Loan, 6.200%, maturing April 26, 2012	B2	B+	$4,971,546
	Resorts International Hotel and Casino, Inc.
1,500,000	Term Loan, 9.420%, maturing April 26, 2013	B3	B-	1,506,095
	Ruffin Gaming, LLC	NR	NR
1,500,000	Term Loan, 5.813%, maturing June 28, 2008			1,512,187
	The Mississippi Band of Choctaw Indians	Ba3	BB
2,439,130	Term Loan, 5.630%-5.910%, maturing
	November 14, 2011			2,468,095
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,750,000	Term Loan, 5.930%-6.140%, maturing
	May 20, 2012			1,780,625
	Venetian Casino Resorts, LLC	B1	BB-
2,393,163	Term Loan, 5.462%, maturing June 15, 2011			2,423,637
11,606,837	Term Loan, 5.240%, maturing June 15, 2011			11,754,639
				58,788,466
Grocery: 0.2%
	Giant Eagle, Inc.	Ba2	BB+
982,079	Term Loan, 5.747%, maturing
	August 06, 2009			995,582
3,847,035	Term Loan, 5.504%-5.747%, maturing
	August 06, 2009			3,899,932
				4,895,514
Healthcare, Education and Childcare: 10.0%
	Accellent Corporation	B2	B+
1,732,500	Term Loan, 5.740%, maturing June 30, 2010			1,746,036
	Alliance Imaging, Inc.	B1	B+
2,825,218	Term Loan, 5.750%-6.125%, maturing
	December 29, 2011			2,864,652
	AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
4,975,000	Term Loan, 5.660%-6.010%, maturing
	February 15, 2012			5,057,401
	Beverly Enterprises, Inc.	Ba3	BB
3,436,281	Term Loan, 5.880%-6.390%, maturing
	October 22, 2008			3,447,020
	Colgate Medical, Ltd.	Ba2	BB-
2,223,252	Term Loan, 5.480%-5.490%, maturing
	December 30, 2008			2,246,874
	Community Health Systems, Inc.	Ba3	BB-
31,933,877	Term Loan, 5.420%-5.610%, maturing
	August 19, 2011			32,416,206
	Concentra Operating Corporation	B1	B+
5,011,411	Term Loan, 6.020%-6.230%, maturing
	June 30, 2010			5,083,450
	Cooper Companies
2,000,000	Term Loan, 5.438%-5.500%, maturing	Ba3	BB
	January 06, 2012			2,016,666

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
		CRC Health Corporation	B2	B+
$ 1,500,000		Term Loan, 6.240%, maturing May 05, 2011			$1,515,000
		Davita, Inc.	B1	BB-
28,000,000	(4)	Term Loan, maturing June 30, 2012			28,435,568
		Encore Medical IHC, Inc.	B1	B
2,439,144		Term Loan, 6.430%-6.560%, maturing
		October 04, 2010			2,475,731
		Fisher Scientific International, Inc.	Ba2	BBB
3,465,000		Term Loan, 4.990%, maturing
		August 02, 2011			3,500,371
		Healthcare Partners, LLC	B1	BB
2,962,500		Term Loan, 5.820%, maturing
		February 04, 2011			2,987,497
		Healthsouth Corporation	NR	NR
3,150,000		Term Loan, 6.150%, maturing June 14, 2007			3,182,486
850,000		Term Loan, 3.062%, maturing
		February 28, 2010			858,766
		Iasis Healthcare Corporation	B1	B+
13,389,874		Term Loan, 5.766%, maturing June 30, 2011			13,601,488
		Insight Health Services Corporation	B1	B
547,229		Term Loan, 7.490%, maturing
		October 17, 2008			549,281
169,830		Term Loan, 7.490%, maturing
		October 17, 2008			170,467
84,915		Term Loan, 7.490%, maturing
		October 17, 2008			85,233
		Kinetic Concepts, Inc.	Ba3	BB
3,587,886		Term Loan, 5.240%, maturing
		August 11, 2010			3,634,977
		Lifecare Holdings, Inc.	B2	B
2,666,667		Term Loan, 5.820%, maturing
		August 11, 2012			2,680,000
		Lifepoint Hospitals	Ba3	BB
23,937,500		Term Loan, 5.196%, maturing April 15, 2012			24,211,082
		Magellan Health Services, Inc.	B1	B+
614,583		Term Loan, 5.660%-5.871%, maturing
		August 15, 2008			621,497
		MMM Holdings, Inc.	B2	B-
2,500,000	(4)	Term Loan, maturing August 16, 2011			2,528,125
		Mylan Laboratories, Inc.	Ba1	BBB-
1,000,000		Term Loan, 5.400%, maturing June 30, 2010			1,014,167
		Pacificare Health Systems, Inc.	Ba2	BBB-
8,410,386		Term Loan, 4.938%-5.188%, maturing
		December 13, 2010			8,443,674
		Psychiatric Solutions, Inc.	B1	B+
1,500,000		Term Loan, 5.730%, maturing July 01, 2012			1,524,375

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Rural/Metro Operating Company, LLC	B2	B
$ 519,127	Term Loan, 6.670%, maturing
	March 04, 2011			$526,914
1,505,881	Term Loan, 5.838%, maturing
	March 04, 2011			1,528,469
	Select Medical Corporation	B1	BB-
2,493,750	Term Loan, 5.360%-7.250%, maturing
	February 24, 2012			2,505,179
	Sterigenics International, Inc.	B2	B+
2,460,038	Term Loan, 6.410%, maturing June 14, 2011			2,490,788
	Vanguard Health Systems, Inc.	B2	B
19,850,000	Term Loan, 6.740%, maturing
	September 23, 2011			20,118,809
1,990,000	Term Loan, 6.440%-6.838%, maturing
	September 23, 2011			2,014,875
	VWR International, Inc.	B2	B+
4,473,701	Term Loan, 6.140%, maturing April 07, 2011			4,540,806
	Warner Chilcott Corporation	B2	B
8,334,502	Term Loan, 6.359%-6.460%, maturing
	January 18, 2012			8,431,241
3,358,397	Term Loan, 6.359%, maturing
	January 18, 2012			3,397,378
1,551,485	Term Loan, 6.359%, maturing
	January 18, 2012			1,569,493
				204,022,042
Home & Office Furnishings: 1.8%
	ACCO Brands Corporation	Ba3	BB-
666,667	Term Loan, 5.330%, maturing
	August 17, 2012			676,667
	Buhrmann U.S., Inc.	Ba3	BB-
9,474,300	Term Loan, 5.921%-6.210%, maturing
	December 31, 2010			9,657,865
	Global Imaging Systems, Inc.	Ba2	BB-
2,208,224	Term Loan, 4.930%-5.280%, maturing
	May 10, 2010			2,225,477
	Maax Corporation	B2	B
2,713,149	Term Loan, 6.100%-6.470%, maturing
	June 04, 2011			2,719,931
	Sealy Mattress Company	B1	B+
11,283,18	Term Loan, 5.080%-5.359%, maturing
	April 06, 2012			11,436,569
	Simmons Company	B2	B+
8,283,755	Term Loan, 5.750%-7.750%, maturing
	December 19, 2011			8,411,465
	Xerox Corporation	Ba1	BB-
2,000,000	Term Loan, 5.430%, maturing
	September 30, 2008			2,018,750
				37,146,724

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Insurance: 0.7%
	CCC information Services, Inc.
$ 3,864,081	Term Loan, 6.420%, maturing	B1	B+
	August 20, 2010			$3,922,042
	Conseco, Inc.	B2	BB-
6,117,123	Term Loan, 5.570%, maturing June 22, 2010			6,195,502
	Mitchell International, Inc.	B1	B+
1,306,923	First Lien Term Loan, 6.240%, maturing			1,328,161
	Vertafore, Inc.
2,400,962	Term Loan, 6.391%-6.580%, maturing
	December 22, 2010	B2	B	2,427,972
	Vertafore, Inc.
500,000	Term Loan, 9.510%, maturing
	December 22, 2011	B3	NR	511,250
				14,384,927
Leisure, Amusement, Entertainment: 4.9%
	24 Hour Fitness Worldwide, Inc.	B2	B
3,250,000	Term Loan, 6.780%, maturing June 08, 2012			3,305,861
	AMF Bowling Worldwide, Inc.	B2	B
872,930	Term Loan, 6.091%-7.053%, maturing
	August 27, 2009			881,387
	Kerasotes Theatres, Inc.	B1	B
7,462,500	Term Loan, 5.950%, maturing
	October 31, 2011			7,543,341
	Lodgenet Entertainment Corporation	Ba3	B+
3,519,867	Term Loan, 5.740%, maturing
	August 29, 2008			3,558,734
	Loews Cineplex Entertainment Corporation	B1	B
7,386,011	Term Loan, 5.800-5.970%, maturing
	July 31, 2011			7,450,063
	Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
4,000,000	Term Loan, 5.740%, maturing April 08, 2011			4,047,500
33,500,000	Term Loan, 5.740%, maturing April 08, 2012			33,960,625
	Pure Fishing, Inc.	B1	B+
2,733,259	Term Loan, 6.480%-6.770%, maturing
	September 30, 2010			2,779,382
	Regal Cinemas, Inc.	Ba3	BB-
9,642,393	Term Loan, 5.240%-5.490%, maturing
	November 10, 2010			9,762,923
	Riddell Bell Holding, Inc.	B1	BB-
1,488,750	Term Loan, 6.160%, maturing
	September 28, 2011			1,514,493
	Six Flags Theme Parks, Inc.	B1	B-
4,240,431	Term Loan, 6.280%-6.500%, maturing
	June 30, 2009			4,290,345
	Universal City Development Partners, L.P.	Ba3	BB-
4,975,000	Term Loan, 5.490%-5.810%, maturing
	June 09, 2011			5,051,700

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		WMG Acquisition Corporation	B1	B+
$ 16,403,751		Term Loan, 5.520%-5.860%, maturing
		February 28, 2011			$16,597,085
					100,743,439
Lodging: 0.4%
		CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000		Term Loan, 5.640%, maturing
		February 09, 2008			7,518,750
					7,518,750
Machinery: 1.8%
		Alliance Laundry Holdings, LLC	B1	B
5,947,500		Term Loan, 5.800%, maturing
		January 27, 2012			6,046,009
		Blount, Inc.	B1	BB-
3,952,068		Term Loan, 6.004%-7.250%, maturing
		August 09, 2010			4,021,229
		Enersys, Inc.	Ba3	BB
3,292,999		Term Loan, 5.296%-5.820%, maturing
		March 17, 2011			3,315,639
		Maxim Crane Works, L.P.
2,078,125		Term Loan, 6.188%-6.375%, maturing
		January 25, 2010	B2	BB-	2,114,492
		Maxim Crane Works, L.P.
1,500,000		Term Loan, 8.938%, maturing
		January 30, 2012	B3	B+	1,552,500
		Rexnord Corporation	B1	B+
7,570,190		Term Loan, 5.750%-7.250%, maturing
		December 31, 2011			7,688,474
		Terex Corporation	B1	BB-
1,744,219		Term Loan, 5.680%, maturing July 03, 2009			1,769,292
		United Rentals (North America), Inc.	B1	BB
157,078		Term Loan, 3.340%, maturing
		February 14, 2011			158,943
10,790,907		Term Loan, 5.920%, maturing
		February 14, 2011			10,919,049
					37,585,627
Mining, Steel, Iron & Nonprecious Metals: 1.4%
		Carmeuse Lime, Inc.	NR	NR
2,962,500		Term Loan, 5.500%, maturing May 02, 2011			2,984,719
		Foundation Coal Corporation	Ba3	BB-
3,688,830		Term Loan, 5.380%-5.660%, maturing
		July 30, 2011			3,756,457
		International Coal Group, LLC	B2	B-
600,000	(4)	Term Loan, maturing October 01, 2010			603,000
1,488,750		Term Loan, 6.430%, maturing
		October 01, 2010			1,496,194

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
		Longyear Holdings, Inc.	B1	B+
$ 333,333		Term Loan, 6.170%, maturing July 28, 2012			$339,167
1,333,333		Term Loan, 6.170%, maturing July 28, 2012			1,356,666
		Novelis, Inc.	Ba2	BB-
4,742,973		Term Loan, 5.460%, maturing
		January 06, 2012			4,810,413
8,237,796		Term Loan, 5.460%, maturing
		January 06, 2012			8,354,929
		Trout Coal Holdings, LLC	B3	B
4,488,750		Term Loan, 6.000%-6.170%, maturing
		March 18, 2010			4,499,972
					28,201,517
North American Cable: 10.5%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 6.313%,			11,027,500
		Maturing March 31, 2006
		Atlantic Broadband Finance, LLC	B2	B
4,000,000		Term Loan, 6.110%, maturing
		August 04, 2012			4,075,000
		Bragg Communications, Inc.	B1	NR
4,455,000		Term Loan, 6.360%, maturing
		August 31, 2011			4,507,903
		Bresnan Communications, LLC	B1	BB-
7,000,000		Term Loan, 7.060%-7.170%, maturing
		December 31, 2007			7,126,000
		Cebridge Connections, Inc.	NR	NR
1,481,250		Term Loan, 6.400%-8.750%, maturing
		February 23, 2009			1,490,508
2,461,288		Term Loan, 9.490%-9.774%, maturing
		February 23, 2010			2,485,901
	(2)	Century Cable Holdings, LLC	Caa1	NR
820,000		Revolver, 7.500%, maturing March 31, 2009			808,469
13,000,000		Term Loan, 8.500%, maturing June 30, 2009			12,926,875
6,750,000		Term Loan, 8.500%, maturing
		December 31, 2009			6,708,656
		Charter Communications Operating, LLC	B2	B
30,086,689		Term Loan, 6.680%, maturing April 27, 2010			29,975,218
31,208,685		Term Loan, 6.830%-6.930%, maturing
		April 27, 2011			31,349,404
	(2)	Hilton Head Communications, L.P.	Caa1	NR
3,000,000		Revolver, 6.500%, maturing
		September 30, 2007			2,940,939
14,000,000		Term Loan, 7.750%, maturing
		March 31, 2008			13,816,250
		Insight Midwest Holdings, LLC	Ba3	BB-
1,987,500		Term Loan, 5.125%, maturing June 30, 2009			1,994,263
11,327,500		Term Loan, 5.625%, maturing
		December 31, 2009			11,495,294

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
		Knology, Inc.
$ 2,250,000		Term Loan, 9.080%-9.180%, maturing	B3	NR
		June 29, 2010			$2,283,750
		Mediacom Communications Corporation	Ba3	BB-
4,882,500		Term Loan, 4.600%-4.810%, maturing
		March 31, 2010			4,867,242
15,760,500		Term Loan, 5.350%-5.510%, maturing
		February 01, 2014			15,993,220
		Mediacom Illinois, LLC	Ba3	BB-
8,623,333		Term Loan, 5.470%-6.060%, maturing
		March 31, 2013			8,762,117
	(2)	Olympus Cable Holdings, LLC	B2	NR
23,568,240		Term Loan, 7.750%, maturing June 30, 2010			23,378,846
6,500,000		Term Loan, 8.500%, maturing
		September 30, 2010			6,464,601
		Patriot Media and Communications, LLC
3,666,667	(4)	Term Loan, maturing April 4, 2013	B1	B+	3,721,667
		Patriot Communications, Inc.
1,000,000	(4)	Term Loan, maturing October 4, 2013	B3	B-	1,021,875
		Persona Communication, Inc.	B2	B+
3,465,000		Term Loan, 6.490%, maturing
		August 01, 2011			3,518,060
		Puerto Rico Cable Acquisition Company	NR	NR
1,500,000		Term Loan, 8.750%, maturing July 28, 2011			1,521,562
					214,261,120
Oil & Gas: 6.4%
		Coffeyville Resources, LLC	B1	BB-
1,000,000		Term Loan, 6.063%, maturing June 24, 2012			1,017,708
1,500,000		Term Loan, 6.063%, maturing June 24, 2012			1,526,562
		Complete Production Services, Inc.	B2	B
4,000,000	(4)	Term Loan, maturing September 12, 2012			4,047,500
		El Paso Corporation	B3	B
2,000,000		Term Loan, 5.670%, maturing
		November 30, 2007			2,032,222
24,848,985		Term Loan, 6.438%, maturing
		November 23, 2009			25,249,327
		EPCO Holdings, Inc.	Ba3	B+
13,250,000		Term Loan, 5.840%, maturing
		August 18, 2010			13,483,942
		Getty Petroleum Marketing, Inc.	B1	BB-
6,048,112		Term Loan, 6.920%, maturing May 19, 2010			6,063,232
		Kerr-McGee Corporation	Ba3	BB+
23,000,000		Term Loan, 6.140%, maturing May 24, 2011			23,150,949
		LB Pacific, L.P.	B1	B-
3,990,000		Term Loan, 6.130%-6.610%, maturing
		February 15, 2012			4,059,825

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas: (continued)
		Lyondell-Citgo Refining, L.P.	Ba3	BB
$ 7,352,996		Term Loan, 5.510%-5.670%, maturing
		May 21, 2007			$7,467,886
		Magellan Midstream Holdings, L.P.	Ba3	BB-
2,750,000		Term Loan, 5.785%, maturing June 30, 2012			2,794,688
		Mainline, L.P.	Ba3	BB-
7,339,583		Term Loan, 5.819%, maturing
		December 17, 2011			7,376,281
		Regency Gas Services, LLC
1,492,500		Term Loan, 6.240%-6.330%, maturing
		June 01, 2010	B1	B+	1,499,963
		Regency Gas Services, LLC
500,000		Term Loan, 9.490%, maturing
		November 30, 2010	B3	B-	502,500
		Semcrude, L.P.	Ba3	NR
5,263,731		Term Loan, 5.990%, maturing
		March 16, 2011			5,319,658
10,019,462		Term Loan, 6.071%-7.500%, maturing
		March 16, 2011			10,157,229
		Vulcan Energy Corporation	Ba2	BB
6,491,714		Term Loan, 5.836%-5.860%, maturing
		August 12, 2011			6,593,147
		Western Refining Company, L.P.	B2	BB-
3,750,000		Term Loan, 6.170%, maturing July 27, 2012			3,773,438
		Williams Production RMT Company	Ba3	BB
4,911,466		Term Loan, 5.830%, maturing May 30, 2008			4,985,137
					131,101,194
Other Broadcasting and Entertainment: 1.7%
		Alliance Atlantis Communications, Inc.	Ba2	BB
2,318,585		Term Loan, 5.410%, maturing
		December 20, 2011			2,353,364
		DirecTV Holdings, LLC	Ba1	BB
10,000,000		Term Loan, 5.088%, maturing April 13, 2013			10,117,860
		Echostar DBS Corporation	Ba3	BB-
5,000,000		Floating Rate Note, 6.754%, maturing
		October 01, 2008			5,106,250
		HIT Entertainment, Ltd.	B1	B
1,666,667	(4)	Term Loan, maturing March 20, 2012			1,693,750
		Liberty Media Corporation	Ba1	BB+
3,500,000		Floating Rate Note, 4.910%, maturing
		September 17, 2006			3,524,325
		Rainbow National Services, LLC	B1	BB+
10,224,375		Term Loan, 6.438%, maturing
		March 31, 2012			10,317,038
		Yankees Holdings, L.P.	NR	NR
942,857		Term Loan, 5.830%-6.130%, maturing
		June 25, 2007			952,286
					34,064,873

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: 2.6%
		Cincinnati Bell, Inc.	Ba3	B+
$ 3,500,000	(4)	Term Loan, maturing August 31, 2012			$3,521,875
		Consolidated Communications, Inc.	B1	BB-
4,440,381		Term Loan, 5.815%-6.052%, maturing
		October 14, 2011			4,512,537
		D&E Communications, Inc.	Ba3	BB-
1,969,736		Term Loan, 5.350%-7.500%, maturing
		December 31, 2011			1,986,971
		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 5.438%-5.563%, maturing
		February 08, 2012			3,542,658
		GCI Holdings, Inc.	Ba2	BB+
1,394,858		Term Loan, 7.250%, maturing
		October 31, 2007			1,406,191
		Hawaiian Telcom Communications, Inc.	B1	B+
3,500,000		Term Loan, 5.730%, maturing
		October 31, 2012			3,549,767
		Iowa Telecommunications Services, Inc.	Ba3	BB-
5,750,000		Term Loan, 5.490%-5.540%, maturing
		November 30, 2011			5,819,477
		Madison River Capital, LLC	B1	B+
1,666,667		Term Loan, 6.040%, maturing July 29, 2012			1,696,875
		Qwest Communications International, Inc.	B3	B
8,000,000		Floating Rate Note, 7.290%, maturing
		February 15, 2009			7,960,000
		Qwest Corporation	B2	BB-
1,000,000		Term Loan, 8.530%, maturing June 30, 2007			1,033,542
		Time Warner Telecom Holdings, Inc.	B1	B
2,000,000		Floating Rate Note, 7.790%, maturing February 15, 2011			2,050,000
		Valor Telecommunication Enterprises Ii, LLC	Ba3	BB-
8,680,272		Term Loan, 5.240%-5.811%, maturing
		February 14, 2012			8,800,398
		Wiltel Communications Group, LLC
6,709,799		Term Loan, 6.990%, maturing October 01, 2009	B2	B-	6,807,648
		Wiltel Communications Group, LLC
750,000		Term Loan, 9.240%, maturing
		January 01, 2010	Caa1	CCC+	744,375
					53,432,314
Personal & Nondurable Consumer Products: 3.5%
		Amscan Holdings, Inc.	B1	B+
1,980,000		Term Loan, 6.321%-6.560%, maturing
		April 30, 2012			2,002,275
		Arbonne International, Inc.	B2	B
1,666,667		Term Loan, 8.750%, maturing
		August 16, 2011			1,682,292

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products: (continued)
		Bushnell Performance Optics	B1	B+
$ 1,750,000		Term Loan, 6.641%, maturing			$1,774,062
		August 19, 2011
		Church & Dwight Company, Inc.	Ba2	BB
4,395,591		Term Loan, 5.390%, maturing May 30, 2011			4,446,875
		Fender Musical Instruments Corporation
2,493,750		Term Loan, 5.850%, maturing	B1	B+
		March 30, 2012			2,531,156
		Fender Musical Instruments Corporation
2,500,000		Term Loan, 8.100%, maturing	B3	B-
		September 30, 2012			2,550,000
		Hillman Group, Inc.	B2	B
1,975,000		Term Loan, 6.688%-6.750%, maturing
		March 30, 2011			2,002,775
		Hunter Fan Company	B1	B
2,992,500		Term Loan, 5.910%-6.180%, maturing
		March 24, 2012			2,985,019
		Jarden Corporation	B1	B+
14,840,847		Term Loan, 5.490%-5.635%, maturing
		August 15, 2011			14,946,588
4,325,257		Term Loan, 5.270%, maturing
		January 24, 2012			4,356,075
		Norwood Promotional Products Holdings, Inc.	NR	NR
6,712,197	(4)	Term Loan, maturing August 16, 2011			2,349,269
		Norwood Promotional Products, Inc.	NR	NR
8,866,729		Term Loan, 9.750%, maturing
		August 16, 2009			8,733,728
		Oreck Corporation	B1	B+
3,977,506		Term Loan, 6.240%, maturing
		January 27, 2012			4,017,281
		Prestige Brands Holdings, Inc.	B1	B+
2,179,254		Term Loan, 6.311%-7.750%, maturing
		April 06, 2011			2,200,138
		Reddy Ice Group, Inc.	B1	B+
3,000,000		Term Loan, 5.321%, maturing
		August 09, 2012			3,030,939
		Spectrum Brands, Inc.	B1	B+
12,069,750		Term Loan, 5.480%-5.790%, maturing
		February 06, 2012			12,250,796
					71,859,268
Personal, Food & Miscellaneous: 2.6%
		AFC Enterprises, Inc.	B1	B+
2,500,000		Term Loan, 5.750%, maturing			2,531,250
		May 11, 2011
		Alderwoods Group, Inc.	B1	BB-
1,766,361		Term Loan, 5.296%-5.840%, maturing
		September 29, 2009			1,792,856
		Arby’s Restaurant Group, Inc.	B1	B+
4,000,000		Term Loan, 5.919%-6.110%, maturing
		July 25, 2012			4,051,252

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: (continued)
	Brickman Group Holdings, Inc.	Ba3	BB-
$ 1,617,614	Term Loan, 6.380%-6.660%, maturing
	December 19, 2008			$1,613,570
	Burger King Corporation	Ba2	B+
4,500,000	Term Loan, 5.375%, maturing			4,575,537
	June 30, 2012	B2	B
	Burt’s Bees, Inc.
3,241,875	Term Loan, 6.134%-6.410%, maturing
	March 24, 2011			3,282,398
	Carrols Corporation	B1	B+
4,479,994	Term Loan, 6.000%, maturing
	December 31, 2010			4,553,725
	Central Garden & Pet Company	Ba2	BB+
2,448,916	Term Loan, 5.321%-5.419%, maturing
	May 15, 2009			2,484,119
	Coinmach Corporation	B2	B
3,698,948	Term Loan, 6.563%-6.688%, maturing
	July 25, 2009			3,750,966
	Coinstar, Inc.	Ba3	BB-
2,688,508	Term Loan, 5.550%, maturing
	July 07, 2011			2,728,835
	Culligan International Company	B1	B+
2,500,000	Term Loan, 6.071%, maturing
	September 30, 2011			2,539,063
	Domino’s, Inc.	Ba3	B+
5,227,671	Term Loan, 5.250%, maturing
	June 25, 2010			5,316,975
	Jack in the Box, Inc.	Ba2	BB
5,424,925	Term Loan, 5.080%-5.810%, maturing
	January 09, 2011			5,496,127
	Landry’s Restaurants, Inc.	Ba2	BB-
3,980,000	Term Loan, 5.240%, maturing
	December 28, 2010			4,033,483
	MD Beauty, Inc.	B2	B
1,974,194	Term Loan, 6.600%-6.700%, maturing
	February 18, 2012			1,993,936
	N.E.W. Holdings I, LLC	B1	B+
2,229,545	Term Loan, 6.875%-7.063%, maturing
	July 08, 2011			2,264,382
	Ruths Chris Steak House, Inc.	NR	NR
507,143	Term Loan, 8.500%, maturing
	March 11, 2011			508,411
				53,516,885
Printing & Publishing: 6.2%
	Adams Outdoor Advertising, L.P.	B1	B+
7,168,996	Term Loan, 5.540%-5.640%, maturing
	October 18, 2012			7,269,061

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
	American Achievement Corporation	B1	B+
$ 1,790,558	Term Loan, 5.850%-8.000%, maturing
	March 25, 2011			$1,816,297
	American Media Operations, Inc.	B1	B
13,453	Term Loan, 6.254%, maturing April 01, 2006			13,588
6,723,854	Term Loan, 6.254%, maturing April 01, 2007			6,817,706
1,335,412	Term Loan, 6.254%, maturing April 01, 2007			1,354,052
	American Reprographics Company
3,490,183	Term Loan, 10.235%, maturing
	June 18, 2009	Ba2	BB	3,516,359
	American Reprographics Company
700,000	Term Loan, 5.310%-5.524%, maturing
	December 18, 2009	B1	B	728,000
	Ascend Media Holdings, LLC	B3	B
1,750,000	First Lien Term Loan, 6.180%-6.460%, maturing
	January 31, 2012			1,755,469
	Canwest Mesdia, Inc.	Ba3	B+
4,978,305	Term Loan, 5.823%, maturing
	August 15, 2009			5,048,832
	Dex Media East, LLC	Ba2	BB
1,601,073	Term Loan, 4.810%-5.000%, maturing
	November 08, 2008			1,608,579
5,232,162	Term Loan, 5.050%-5.500%, maturing
	May 08, 2009			5,306,066
	Dex Media West, LLC	Ba2	BB
745,692	Term Loan, 4.680%-4.900%, maturing
	September 09, 2009			749,537
8,871,628	Term Loan, 5.050%-5.400%, maturing
	March 09, 2010			8,999,663
	Enterprise Newsmedia, LLC	B2	B
3,500,000	Term Loan, 6.510%, maturing June 30, 2012			3,545,937
	F&W Publications, Inc.	B2	B
1,000,000	Term Loan, 6.030%, maturing
	August 05, 2012			1,015,625
	Freedom Communications, Inc.	Ba2	BB
2,374,843	Term Loan, 4.830%, maturing May 01, 2013			2,406,013
	Hanley-Wood, LLC	B2	B
2,533,113	Term Loan, 5.784%, maturing
	August 01, 2012			2,548,945
	IWCO Direct, Inc.	B1	B
1,496,250	Term Loan, 6.740%-6.810%, maturing
	January 31, 2011			1,518,694
	Journal Register Company	Ba2	BB
5,000,000	Term Loan, 5.010%-5.180%, maturing
	September 29, 2006			5,047,655
	Lamar Media Corporation	Ba2	BB
3,848,196	Term Loan, 5.313%-5.375%, maturing
	June 30, 2010			3,874,172

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing: (continued)
	Liberty Group Publishing	B1	B+
$ 4,925,156	Term Loan, 5.813%, maturing
	February 28, 2012			$4,979,540
	MC Communications, LLC	B2	B
3,406,667	Term Loan, 6.540%, maturing
	December 31, 2010			3,436,475
	Merrill Communications, LLC	B1	B+
3,558,750	Term Loan, 6.169%, maturing July 30, 2009			3,606,572
1,392,188	Term Loan, 6.169%, maturing July 30, 2009			1,410,896
	Primedia, Inc.	B2	B
1,170,960	Revolver, 5.750%, maturing June 30, 2008			1,147,541
4,260,619	Term Loan, 6.438%, maturing June 30, 2009			4,269,941
1,485,000	Term Loan, 8.000%, maturing
	December 31, 2009			1,491,034
	R.H. Donnelley, Inc.	Ba3	BB
4,430,450	Term Loan, 5.490%-5.760%, maturing
	December 31, 2009			4,478,560
758,126	Term Loan, 5.240%-5.510%, maturing
	December 31, 2009			766,358
11,739,890	Term Loan, 5.110%-5.300%, maturing
	June 30, 2011			11,915,424
	Source Media, Inc.	B1	B
4,470,588	Term Loan, 5.740%, maturing
	November 08, 2011			4,537,647
	Visant Holding Corporation	B1	B+
18,050,000	Term Loan, 5.754%-5.940%, maturing
	October 04, 2011			18,352,338
	Ziff Davis Media, Inc.	B3	CCC+
1,500,000	Floating Rate Note, 9.693%, maturing
	May 01, 2012			1,455,000
				126,787,576
Radio and TV Broadcasting: 3.0%
	Emmis Operating Company	Ba2	B+
10,917,500	Term Loan, 5.321%, maturing
	November 10, 2011			11,015,757
	Entravision Communications Corporation	B1	B+
750,000	Term Loan, 5.240%, maturing
	February 24, 2012			753,281
2,500,000	Term Loan, 5.240%, maturing
	February 24, 2012			2,510,938
	Mission Broadcasting, Inc.	Ba3	B
4,864,789	Term Loan, 5.240%, maturing
	August 14, 2012			4,910,396
	NEP Supershooters, L.P.	B1	B
2,977,500	Term Loan, 7.490%-7.710%, maturing
	February 03, 2011			3,034,260
1,990,000	Term Loan, 6.990%, maturing
	February 03, 2011			2,027,935

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting: (continued)
	Nexstar Broadcasting, Inc.	Ba3	B
$ 5,135,211	Term Loan, 5.240%, maturing
	August 14, 2012			$5,183,354
	Paxson Communications Corporation	B1	B-
6,500,000	Floating Rate Note, 6.349%, maturing
	January 15, 2010			6,500,000
	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, 5.500%, maturing
	March 31, 2012			4,797,500
	Spanish Broadcasting Systems, Inc.
3,990,000	Term Loan, 5.490%, maturing June 10, 2012	B1	B+	4,052,344
	Spanish Broadcasting Systems, Inc.
1,500,000	Term Loan, 7.510%, maturing June 10, 2013	B2	CCC+	1,522,500
	Susquehanna Media Company	Ba2	BB-
8,977,500	Term Loan, 5.250%-5.670%, maturing
	March 31, 2012			9,095,330
	Young Broadcasting, Inc.	B1	B
5,000,000	Term Loan, 5.688%-6.000%, maturing
	November 03, 2012			5,054,165
				60,457,760
Retail Stores: 3.8%
	Advance Stores Company, Inc.	Ba2	BB+
1,730,350	Term Loan, 5.250%- 5.438%, maturing
	September 30, 2010			1,756,305
2,926,887	Term Loan, 4.938%-5.625%, maturing
	September 30, 2010			2,970,790
	Alimentation Couche-Tard, Inc.	Ba2	BB
603,061	Term Loan, 5.375%, maturing
	December 17, 2010			610,599
	Baker & Taylor, Inc.
1,300,000	Revolver, 5.229%-5.338%, maturing	Ba3	B+
	August 11, 2010			1,293,500
	Baker & Taylor, Inc.
2,000,000	Term Loan, 10.160%, maturing May 06, 2011	B1	B	2,025,000
	Blockbuster Entertainment Corporation	B3	B
9,000,000	Term Loan, 6.990%-7.540%, maturing
	August 20, 2011			8,820,432
	Dollarama Group, L.P.	B1	B+
5,472,500	Term Loan, 5.930%, maturing
	November 18, 2011			5,554,587
	Harbor Freight Tools, Inc.	B1	B+
9,934,977	Term Loan, 5.914%-8.000%, maturing
	July 15, 2010			10,066,616
	Jean Coutu Group, Inc.	B1	BB
8,914,962	Term Loan, 5.938%, maturing July 30, 2011			9,062,621
	Mapco Express, Inc.	B2	B+
2,500,000	Term Loan, 6.210%, maturing April 28, 2011			2,539,063
	Movie Gallery, Inc.	B1	B+
6,500,000	Term Loan, 6.490%, maturing April 27, 2011			6,537,726

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
	Nebraska Book Company, Inc.	B2	B
$ 3,456,250	Term Loan, 5.880%, maturing March 04, 2011			$3,490,813

	Oriental Trading Company, Inc.
2,734,064	Term Loan, 5.750%, maturing August 06, 2010	B1	B+	2,751,152

	Oriental Trading Company
1,750,000	Term Loan, 8.250%, maturing January 08, 2011	B3	B-	1,760,938

	Pantry, Inc.	B1	B+
4,862,319	Term Loan, 5.920%, maturing March 12, 2011			4,938,293

	Rite Aid Corporation	NR	NR
3,960,000	Term Loan, 5.310%-5.420%, maturing
	August 31, 2009			3,996,301
	Tire Rack, Inc.	B1	BB-
1,000,000	Term Loan, 5.730%-5.900%, maturing
	June 24, 2012			1,017,500
	Travelcenters of America, Inc.	B1	BB
9,000,000	Term Loan, 5.260%, maturing
	December 01, 2011			9,119,529
				78,311,765
Satellite: 1.4%
	Intelsat Zeus, Ltd.	B1	BB+
4,975,000	Term Loan, 5.250%, maturing July 28, 2011			5,023,198
	New Skies Satellites, BV	B1	BB-
2,981,217	Term Loan, 5.875%, maturing May 02, 2011			3,023,539
	Panamsat Corporation	Ba3	BB+
866,478	Term Loan, 5.359%, maturing
	August 20, 2009			875,389
453,056	Term Loan, 5.359%, maturing
	August 20, 2009			457,715
18,694,964	Term Loan, 5.650%, maturing
	August 20, 2011			18,935,661
				28,315,502
Telecommunications Equipment: 1.6%
	AAT Communications Corporation
3,000,000	Term Loan, 5.610%, maturing July 27, 2012	B1	BB+	3,042,189
	AAT Communications Corporation
1,000,000	Term Loan, 6.610%, maturing July 27, 2013	B2	BB	1,019,375
	American Tower, L.P.	Ba3	BBB
6,000,000	Term Loan, 4.980%-5.150%, maturing
	February 28, 2011			6,039,378
2,493,750	Term Loan, 4.900%-7.000%, maturing
	August 31, 2011			2,520,765
	SBA Senior Finance, Inc.	B1	BB
8,162,525	Term Loan, 5.540%-5.920%, maturing
	October 31, 2008			8,242,452
	Spectrasite Communications, Inc.	Ba3	BBB
7,960,000	Term Loan, 4.910%, maturing May 19, 2012			8,051,206

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description		Moody’s	S&P	Value
Telecommunications Equipment: (continued)
		Syniverse Holding, LLC	Ba3	BB-
$ 3,045,000		Term Loan, 5.670%-7.500%, maturing
		February 15, 2012			$3,079,256
					31,994,621
Textiles & Leather: 0.6%
	(2)	Galey & Lord, Inc.	NR	NR
646,115	(3)	Term Loan, maturing
		September 05, 2009			133,531
		Polymer Group, Inc.	B2	B+
1,866,667		Term Loan, 6.730%, maturing April 27, 2010			1,903,222
		Propex Fabrics, Inc.	B3	B+
1,937,658		Term Loan, 5.740%, maturing
		November 30, 2011			1,942,502
		Springs Industries, Inc.	Ba3	BB-
985,000		Term Loan, 6.250%, maturing
		December 24, 2010			984,693
		St. John Knits International, Inc.	B1	B+
2,992,500		Term Loan, 6.000%, maturing
		March 18, 2012			3,029,906
		William Carter Company	B1	BB
4,000,000		Term Loan, 5.330%-5.811%, maturing
		July 14, 2012			4,060,000
					12,053,854
Utilities: 5.4%
		Allegheny Energy Supply Company	Ba2	BB
13,537,128		Term Loan, 5.340%-5.359%, maturing
		March 08, 2011			13,733,417
		Calpine Corporation	B3	B-
982,406		Term Loan, 9.349%, maturing July 16, 2007			804,099
		Cogentrix Delaware Holdings, Inc.	Ba2	BB+
6,532,743		Term Loan, 5.240%, maturing April 14, 2012			6,617,126
		Coleto Creek Power
939,783		Term Loan, 5.680%, maturing June 30, 2011	Ba3	BB	957,404
		Coleto Creek Power
1,000,000		Term Loan, 6.997%, maturing June 30, 2012	B1	BB-	1,022,500
		Dynegy Holdings, Inc.	B2	BB-
7,425,000		Term Loan, 7.540%, maturing May 27, 2010			7,472,951
		Kgen LLC	B2	B
6,982,500		Term Loan, 6.115%, maturing
		August 01, 2011			6,965,044
		La Paloma Generating Company
437,158		Term Loan, 3.509%, maturing	Ba3	BB-
		August 16, 2012			444,399
1,400,000		Term Loan, 5.462%, maturing	Ba3	BB-
		August 16, 2012			1,423,188
		La Paloma Generating Company
1,000,000		Term Loan, 7.212%, maturing August 16, 2013	B2	B	1,023,750

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
	NRG Energy, Inc.	Ba3	BB
$ 3,609,375	Term Loan, 5.265%, maturing
	December 24, 2011			$3,655,997
5,114,922	Term Loan, 5.255%-5.365%, maturing
	December 24, 2011			5,180,991
	Pike Electric, Inc.	B1	BB-
2,734,302	Term Loan, 5.813%, maturing
	July 01, 2012			2,768,480
1,642,918	Term Loan, 5.875%, maturing
	December 10, 2012			1,663,454
	Primary Energy Finance, LLC	Ba2	BB-
2,750,000	Term Loan, 5.641%, maturing
	August 23, 2012			2,782,656
	Reliant Energy Resources Corporation	B1	B+
26,875,000	Term Loan, 6.016%-6.089%, maturing
	April 30, 2010			27,150,039
	Riverside Energy Center, LLC	Ba3	BB-
403,552	Term Loan, 7.930%, maturing June 24, 2010			417,677
5,102,469	Term Loan, 7.930%, maturing June 24, 2011			5,281,055
3,531,036	Term Loan, 7.930%, maturing June 24, 2011			3,654,622
	Texas Genco, LLC	Ba2	BB
5,217,693	Term Loan, 5.410%-5.490%, maturing
	December 14, 2011			5,305,335
11,713,261	Term Loan, 5.410%-5.669%, maturing
	December 14, 2011			11,910,009
				110,234,193
	Total Senior Loans (Cost: $2,321,929,794)			2,344,265,260

Equities and Other Assets: 0.2%

	Description	Value
(@), (R)	Decision One Corporation (371,025 Common Shares)	295,535
(@), (R)	Galey & Lord, Inc. (49,843 Common Shares)	—
(@)	Maxim Crane Works (39,321 Common Shares)	983,035
(@), (R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	21,891
(@), (R)	Neoplan USA Corporation (1,627 Common Shares)	—
(@), (R)	Neoplan USA Corporation (170,180 Series B Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (101,690 Series C Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (330,600 Series D Preferred Shares)	—

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 PORTFOLIO OF INVESTMENTS as of August 31, 2005 (Unaudited) (continued)

	Description		Value
(@), (R)	New World Restaurant Group, Inc. (Warrants for 2,244 Common Shares, Expires June 15, 2006)		$30,788
(@), (R)	Norwood Promotional Products, Inc. (48,177 Common Shares)		—
(@), (R)	Safelite Glass Corporation (395,186 Common Shares)		3,892,582
(@), (R)	Safelite Realty Corporation (26,675 Common Shares)		146,713
(@), (R)	Targus Group, Inc. (Warrants for 47,931 Common Shares, Expires December 6, 2012)		—
	Total for Equities and Other Assets (Cost: $1,413,556)		5,370,544
	Total Investments (Cost $2,323,343,350)	114.7%	$2,349,635,804
	Other Assets and Liabilities — Net	(14.7)	(301,854,262)
	Net Assets	100.0%	$2,047,781,542

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa by considered to be below investment grade.
NR	Not Rated
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
**	For Federal Income Tax purposes cost of investments is $2,323,738,188. Appreciation consists of the following:

Gross Unrealized Appreciation	$28,275,401
Gross Unrealized Depreciation	(2,377,785)
Net Unrealized Appreciation	$25,897,616

See Accompanying Notes to Financial Statements

ING Senior Income Fund

 ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

The Board considered and approved the annual renewal of the terms of Senior Income Fund’s Investment Management and Sub-Advisory Agreements in August 2004 for the period September 1, 2004 through August 31, 2005.

In order to align the Fund’s annual renewal period with those of other Funds in the ING Funds line-up, the Fund’s Board of Trustees (the “Board”) renewed the terms of these agreements for an “interim” period commencing on September 1, 2005 and ending on November 30, 2005. The Board based its determination of whether to approve renewing the terms of the Fund’s Agreements for the interim period on information provided throughout the year, beginning in August 2004 in anticipation of the 2004 15(c) contract renewal and continuing at periodic meetings thereafter, as well as updated information provided in July 2005. In determining that this information was sufficient to support the interim renewal, the Board took into consideration that it would meet again, at a meeting to be held in November 2005, and that the Board’s Contracts Committee would meet in October 2005, to consider whether to approve the Investment Management Agreement and Sub-Advisory Agreement for the Fund for a 12-month period beginning on December 1, 2005 and ending November 30, 2005. The interim and subsequent November renewals place the Fund on a December 1 renewal cycle, and result in all of the Funds under the purview of the Board being placed on the same annual renewal cycle on a going-forward basis.

In considering whether to approve the Investment Management Agreement and Sub-Advisory Agreement for the Fund for the period ended August 31, 2005 and the interim period ending November 30, 2005, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

In connection with their deliberations on August 31, 2004 relating to the Fund’s current Investment Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered information that had been provided by the Investment Manager and ING IM to the Fund throughout the year at regular Board Meetings, as well as information furnished for the August 2004 Board Meeting, which was held to specifically consider annual renewal of the Investment Management and Sub-Advisory Agreements. This information included the following items: (1) FACT sheets for the Fund that provide information about the performance and expenses of the Fund and its peer group (“Selected Peer Group”), as well as information about the Fund’s investment portfolio, objective and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions from legal counsel to the Independent Trustees; (4) copies of the forms of Investment Management Agreement and Sub-Advisory Agreement applicable to the Fund; (5) copies of the respective Forms ADV for the Fund’s Investment Manager and ING IM; (6) financial statements for the Fund’s Investment Manager and ING IM; and (7) other information relevant to their evaluations.

In connection with their deliberations on July 21, 2005 relating to the Fund’s current Investment Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, further considered information that had been provided by the Fund’s Investment Manager and ING IM throughout the year at regular Board Meetings, as well as information furnished for the July 2005 Board Meeting, which was held to specifically consider such renewals for the interim period ending November 30, 2005. This information included the following items: (1) updated performance information through May 31, 2005 with respect to the Fund; (2) responses to questions from legal counsel to the Independent Trustees; (3) copies of the forms of Investment Management Agreement and Sub-Advisory Agreement applicable to the Fund; (4) management’s representations that there were no changes in the management fee rate and expense ratio borne by the Fund since the August approval; and (5) other information relevant to their evaluations.

ING Senior Income Fund

 ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

The Board was also provided, in August 2004, with narrative summaries addressing key factors the Board customarily considers in evaluating the renewal of Investment Management and Sub-Advisory Agreements, including an analysis for the Fund of how performance and fees compare to its Selected Peer Group and designated benchmark.

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to renewing the Fund’s current Investment Management Agreement and Sub-Advisory Agreement.

In its renewal deliberations for the Fund in August 2004, the Board considered that: (1) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group, (2) the expense ratio for the Fund is equal to the median and below the average expense ratios of the funds in its Selected Peer Group, and (3) the portfolio managers have been consistent in their investment approach maintaining their fundamental credit discipline and focusing on higher quality securities that allow them to provide superior risk-adjusted returns.

In considering whether to approve the Fund’s interim period renewal, in July 2005 the Board further considered that, based on performance data for the periods ended May 31, 2005: (1) the Fund outperformed its primary benchmark for the three-year period ended May 31, 2005, but underperformed for the one-year, year-to-date, three-month and one-month periods; (2) the Fund underperformed the Lipper Category median for the three-year and one-year periods ended May 31, 2005, and outperformed for year-to-date, three-month and one-month periods; and (3) the Fund underperformed the Morningstar Category average for the one-month period ended May 31, 2005, and outperformed it for the three-year, one-year, year-to-date and three-month periods. The Board also noted that there would be further opportunity for review of performance and other relevant factors in the course of deliberations for the next annual renewal in November 2005.

After deliberations based on the above-listed factors, among others (including the Selected Peer Group data considered by the Board in August 2004 and representations that there had been no changes in the management fee rate and expense ratio borne by the Fund since the August approval), the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Fund, for the period ended August 31, 2005 and the interim period ending November 30, 2005, because, among other conclusions: (1) the management fee of the Fund is competitive with that of its Selected Peer Group, (2) the expense ratio for the Fund is competitive with that of its Selected Peer Group, and (3) the Fund’s long-term relative performance has been reasonable.

Investment Manager	Distributor
ING Investments, LLC	ING Funds Distributor, LLC
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258	Scottsdale, Arizona 85258
1-800-334-3444
Sub-Adviser
ING Investment Management Co.	Transfer Agent
230 Park Avenue	DST Systems, Inc.
New York, New York 10169	P.O. Box 219368
Kansas City, Missouri 64141
Administrator
ING Funds Services, LLC	Custodian
7337 East Doubletree Ranch Road	State Street Bank and Trust Company
Scottsdale, Arizona 85258	801 Pennsylvania Avenue
1-800-992-0180	Kansas City, Missouri 64105

Institutional Investors and Analysts	Legal Counsel
Call ING Senior Income Fund	Dechert LLP
1-800-336-3436	1775 I Street, N.W.
Washington, D.C. 20006
Written Requests
Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-USIF	(0805-102805)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 3, 2005

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 3, 2005